[Logo--Three keys design for UBS Global Asset Management]

      UBS PACE-SM- Select Advisors Trust

       UBS PACE Government Securities Fixed Income Investments

       UBS PACE Intermediate Fixed Income Investments

       UBS PACE Strategic Fixed Income Investments

       UBS PACE Municipal Fixed Income Investments

       UBS PACE Global Fixed Income Investments

       UBS PACE Large Co Value Equity Investments

       UBS PACE Large Co Growth Equity Investments

       UBS PACE Small/Medium Co Value Equity Investments

       UBS PACE Small/Medium Co Growth Equity Investments

       UBS PACE International Equity Investments

       UBS PACE International Emerging Markets Equity Investments

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                                   PROSPECTUS
                                NOVEMBER 5, 2001
                           (AS REVISED APRIL 8, 2002)
                         ------------------------------

This prospectus offers Class A, Class B, Class C and Class Y shares in the eleven funds listed above. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are available only to certain types of investors.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

              Not FDIC insured. May lose value. No bank guarantee.

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                         UBS PACE Select Advisors Trust

                                    CONTENTS
                                   THE FUNDS

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         What every investor                      UBS PACE Government Securities Fixed Income Investments
         should know about                  4                   Investment Objective, Strategies and Risks
         the funds                          5                   Performance
                                            6                   Expenses and Fee Tables

                                                  UBS PACE Intermediate Fixed Income Investments
                                            7                   Investment Objective, Strategies and Risks
                                            8                   Performance
                                            9                   Expenses and Fee Tables

                                                  UBS PACE Strategic Fixed Income Investments
                                           10                   Investment Objective, Strategies and Risks
                                           11                   Performance
                                           12                   Expenses and Fee Tables

                                                  UBS PACE Municipal Fixed Income Investments
                                           13                   Investment Objective, Strategies and Risks
                                           14                   Performance
                                           15                   Expenses and Fee Tables

                                                  UBS PACE Global Fixed Income Investments
                                           16                   Investment Objective, Strategies and Risks
                                           18                   Performance
                                           19                   Expenses and Fee Tables

                                                  UBS PACE Large Co Value Equity Investments
                                           20                   Investment Objectives, Strategies and Risks
                                           21                   Performance
                                           22                   Expenses and Fee Tables

                                                  UBS PACE Large Co Growth Equity Investments
                                           24                   Investment Objective, Strategies and Risks
                                           25                   Performance
                                           26                   Expenses and Fee Tables

                                                  UBS PACE Small/Medium Co Value Equity Investments
                                           28                   Investment Objective, Strategies and Risks
                                           29                   Performance
                                           30                   Expenses and Fee Tables

                                                  UBS PACE Small/Medium Co Growth Equity Investments
                                           31                   Investment Objective, Strategies and Risks
                                           32                   Performance
                                           33                   Expenses and Fee Tables

                                                  UBS PACE International Equity Investments
                                           34                   Investment Objective, Strategies and Risks
                                           35                   Performance
                                           36                   Expenses and Fee Tables

                                                  UBS PACE International Emerging Markets Equity Investments
                                           37                   Investment Objective, Strategies and Risks
                                           38                   Performance
                                           39                   Expenses and Fee Tables

                                           40                   More About Risks and Investment Strategies

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                               Prospectus Page 2

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                         UBS PACE Select Advisors Trust

                                YOUR INVESTMENT

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         Information for                   43                   Managing Your Fund Account
         managing your fund                                     --Flexible Pricing
         account                                                --Buying Shares
                                                                --Selling Shares
                                                                --Exchanging Shares
                                                                --Transfer Agent
                                                                --Pricing and Valuation

                             ADDITIONAL INFORMATION

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         Additional important              49                   Management
         information about                 54                   Dividends and Taxes
         the funds                         55                   Financial Highlights

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         Where to learn more                                    Back Cover
         about these funds

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                            The funds are not complete or
                            balanced investment programs.
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                               Prospectus Page 3

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            UBS PACE Government Securities Fixed Income Investments

            UBS PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

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FUND OBJECTIVE

Current income.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests in U.S. government bonds and other bonds of varying maturities, but normally limits its portfolio "duration" to between one and seven years. "Duration" is a measure of the fund's exposure to interest rate risk. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio.

The fund invests primarily in mortgage-backed securities issued or guaranteed by U.S. government agencies and in other U.S. government securities. The fund also invests, to a lesser extent, in investment grade bonds of other issuers, including those backed by mortgages or other assets. These bonds of other issuers generally have one of the two highest credit ratings, although the fund may invest to a limited extent in bonds with the third highest credit rating (or unrated bonds of equivalent quality). The fund may invest in when-issued or delayed delivery bonds to increase its return, giving rise to a form of leverage. The fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

UBS Global Asset Management (US) Inc. ("UBS Global AM"), the fund's manager, has selected Pacific Investment Management Company LLC ("PIMCO") to serve as the fund's investment advisor. PIMCO establishes duration targets for the fund's portfolio based on its expectations for changes in interest rates and then positions the fund to take advantage of yield curve shifts. PIMCO decides to buy or sell specific bonds based on an analysis of their values relative to other similar bonds. PIMCO monitors the prepayment experience of the fund's mortgage-backed bonds and will also buy and sell securities to adjust the fund's average portfolio duration, credit quality, yield curve and sector and prepayment exposure, as appropriate.

Under normal circumstances, the fund invests at least 80% of its net assets in government fixed income securities. Government fixed income securities include U.S. government bonds, including those backed by mortgages, and related repurchase agreements.

PRINCIPAL RISKS
An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

- INTEREST RATE RISK -- The value of the fund's investments generally will fall when interest rates rise. Some bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

- PREPAYMENT RISK -- The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

- LEVERAGE RISK -- Leverage magnifies the effect of changes in market values. While leverage can increase the fund's income and potential for gain, it also can increase expenses and the risk of loss. The fund attempts to limit the magnifying effect of its leverage by managing its portfolio duration.

- CREDIT RISK -- Bond issuers may fail to make payments when due, or they may become less willing or less able to do so.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

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                               Prospectus Page 4

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            UBS PACE Government Securities Fixed Income Investments

                                  PERFORMANCE

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RISK/RETURN BAR CHART AND TABLE
The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class P shares, the only shares outstanding for at least one calendar year. The Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to a maximum annual program fee of 1.50%. The Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee, nor does it reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. If it did, the total returns shown would be lower.

The table that follows the bar chart shows average annual returns of the fund's Class P shares over several time periods. The table does reflect the maximum annual PACE Select Advisors Program fee. The table does not reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. However, because all classes of shares invest in the same portfolio of securities, their annual returns would differ only to the extent of the different sales charges or expenses. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN OF CLASS P SHARES (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1996                  4.26%
1997                  9.04%
1998                  6.42%
1999                  1.01%
2000                 11.49%

Total Return January 1 to September 30, 2001 -- 9.62%
Best quarter during calendar years shown: 4th quarter, 2000 -- 4.01% Worst quarter during calendar years shown: 1st quarter, 1996 -- (1.33)% AVERAGE ANNUAL TOTAL RETURNS as of December 31, 2000

                                                                           LEHMAN BROTHERS
                                                                           MORTGAGE-BACKED
                                                              CLASS P      SECURITIES INDEX
                                                              -------      ----------------
One Year..................................................     9.83%            11.16%
Five Years................................................     4.80%             6.91%
Life of Fund (Inception Date -- 8/24/95)..................     5.30%             7.30%

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                               Prospectus Page 5

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            UBS PACE Government Securities Fixed Income Investments

                            EXPENSES AND FEE TABLES

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FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A   CLASS B   CLASS C   CLASS Y
                                                              -------   -------   -------   -------
Maximum Sales Charge (Load).................................    4.5%        5%     1.75%    None
  Maximum Sales Charge (Load) Imposed on Purchases
   (as a % of offering price)...............................    4.5%    None          1%    None
  Maximum Deferred Sales Charge (Load)
   (as a % of offering price)...............................  None          5%     0.75%    None
Exchange Fee................................................  None      None      None      None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A   CLASS B   CLASS C   CLASS Y
                                                              -------   -------   -------   -------
Management Fees.............................................   0.50%     0.50%     0.50%     0.50%
Distribution and/or Service (12b-1) Fees....................   0.25      1.00      0.75      None
Other Expenses*.............................................   0.39      0.40      0.45      0.34
                                                               ----      ----      ----      ----
Total Annual Fund Operating Expenses........................   1.14%+    1.90%+    1.70%+    0.84%+
                                                               ====      ====      ====      ====
Management Fee Waiver/Expense Reimbursements**..............   0.16%     0.11%     0.20%     0.18%
                                                               ----      ----      ----      ----
Net Expenses**..............................................   0.98%+    1.79%+    1.50%+    0.66%+
                                                               ====      ====      ====      ====

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 * "Other expenses" include an administration fee of 0.20% paid by the fund to UBS Global AM.

** The fund and UBS Global AM have entered into a written agreement under which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the total operating expenses of each class through December 1, 2002 (excluding interest expense) would not exceed 0.97% for Class A, 1.78% for Class B, 1.49% for Class C, and 0.65% for Class Y. The fund has agreed to repay UBS Global AM for any reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

 + Includes 0.01% of interest expense related to reverse repurchase agreements during the period ended July 31, 2001.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the period when the fund's expenses are lower due to its agreement with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Class A.....................................................    $545       $781      $1,035     $1,760
Class B (assuming sale of all shares at end of period)......     682        886       1,216      1,833
Class B (assuming no sale of shares)........................     182        586       1,016      1,833
Class C (assuming sale of all shares at end of period)......     326        611         995      2,072
Class C (assuming no sale of shares)........................     251        611         995      2,072
Class Y.....................................................      67        250         448      1,020

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                               Prospectus Page 6

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                 UBS PACE Intermediate Fixed Income Investments

                 UBS PACE INTERMEDIATE FIXED INCOME INVESTMENTS

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

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FUND OBJECTIVE

Current income, consistent with reasonable stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets in fixed income securities. Such investments may include U.S. government and foreign government bonds (including bonds issued by supranational and quasi-governmental entities and mortgage-backed securities) and corporate bonds (including mortgage- and asset-backed securities of private issuers, Eurodollar certificates of deposit, Eurodollar bonds and Yankee bonds). The fund limits its investments to bonds that are investment grade at the time of purchase. The fund also may invest in preferred stocks.

The fund invests in bonds of varying maturities, but normally limits its overall portfolio "duration" to between two and four and one-half years. "Duration" is a measure of the fund's exposure to interest rate risk. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio.

The fund's investments in securities of foreign issuers may include, to a limited extent, securities that are denominated in foreign currencies of developed countries. The fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

UBS Global Asset Management (US) Inc. ("UBS Global AM"), the fund's manager, has selected Metropolitan West Asset Management, LLC ("MWAM") to serve as the fund's investment advisor. MWAM decides to buy specific bonds for the fund based on its value added strategies, with the goal of outperforming the Lehman Brothers Intermediate Government/Credit Index while maintaining below average volatility. These strategies are anchored by MWAM's long-term economic outlook and include managing interest rate risk through limited duration shifts, yield curve management, diversifying the fund's investments across all permitted investment sectors while overweighting the most attractive sectors, identifying undervalued securities and aggressive execution. MWAM generally sells securities that no longer meet these selection criteria or when it identifies more attractive investment opportunities and may also sell securities to adjust the average duration of the fund's portfolio.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

- INTEREST RATE RISK -- The value of the fund's investments generally will fall when interest rates rise. Some bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

- CREDIT RISK -- Bond issuers may fail to make payments when due, or they may become less willing or less able to do so.

- PREPAYMENT RISK -- The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

- SINGLE ISSUER CONCENTRATION RISK -- Because the fund is non-diversified, it can invest more of its assets in a single issuer than a diversified fund can. As a result, changes in the market value of a single issuer can have a greater effect on the fund's performance and share price than it would for a more diversified fund.

- FOREIGN INVESTING RISK -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

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                               Prospectus Page 7

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                 UBS PACE Intermediate Fixed Income Investments

                                  PERFORMANCE

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RISK/RETURN BAR CHART AND TABLE

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class P shares, the only shares outstanding for at least one calendar year. The Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to a maximum annual program fee of 1.50%. The Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee, nor does it reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. If it did, the total returns shown would be lower.

The table that follows the bar chart shows average annual returns of the fund's Class P shares over several time periods. The table does reflect the maximum annual PACE Select Advisors Program fee. The table does not reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. However, because all classes of shares invest in the same portfolio of securities, their annual returns would differ only to the extent of the different sales charges or expenses. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to October 10, 2000, which is the date on which MWAM assumed day-to-day management of the fund's assets. Prior to that date, another investment advisor was responsible for managing the fund's assets.

TOTAL RETURN OF CLASS P SHARES (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1996                  3.14%
1997                  7.45%
1998                  7.36%
1999                (0.11)%
2000                  9.02%

Total Return January 1 to September 30, 2001 -- 7.06%

Best quarter during calendar years shown: 3rd quarter, 1998 -- 4.17% Worst quarter during calendar years shown: 1st quarter, 1996 -- (1.13)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000

                                                                            LEHMAN BROTHERS
                                                                             INTERMEDIATE
                                                             CLASS P    GOVERNMENT/CREDIT INDEX
                                                             --------   -----------------------
One Year...................................................   7.40%             10.12%
Five Years.................................................   3.75%              6.11%
Life of Fund (Inception Date 8/24/95)......................   4.14%              6.55%

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                               Prospectus Page 8

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                 UBS PACE Intermediate Fixed Income Investments

                            EXPENSES AND FEE TABLES

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FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Maximum Sales Charge (Load).................................    4.5%         5%      1.75%      None
  Maximum Sales Charge (Load) Imposed on Purchases
    (as a % of offering price)..............................    4.5%      None          1%      None
  Maximum Deferred Sales Charge (Load)
    (as a % of offering price)..............................   None          5%      0.75%      None
Exchange Fee................................................   None       None       None       None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Management Fees.............................................   0.40%      0.40%      0.40%      0.40%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       0.75       None
Other Expenses*.............................................   0.38       0.38       0.39       0.39
                                                               ----       ----       ----       ----
Total Annual Fund Operating Expenses........................   1.03%      1.78%      1.54%      0.79%
                                                               ====       ====       ====       ====
Management Fee Waiver/Expense Reimbursements**..............   0.06%      0.03%      0.06%      0.08%
                                                               ----       ----       ----       ----
Net Expenses**..............................................   0.97%      1.75%      1.48%      0.71%
                                                               ====       ====       ====       ====

---------

 * "Other expenses" include an administration fee of 0.20% paid by the fund to UBS Global AM.

** The fund and UBS Global AM have entered into a written agreement under which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the total operating expenses of each class through December 1, 2002 would not exceed 0.97% for Class A, 1.75% for Class B, 1.48% for Class C, and 0.71% for Class Y. The fund has agreed to repay UBS Global AM for any reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the period when the fund's expenses are lower due to its agreement with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Class A.....................................................    $545       $757      $  987     $1,648
Class B (assuming sale of all shares at end of period)......     678        857       1,162      1,713
Class B (assuming no sale of shares)........................     178        557         962      1,713
Class C (assuming sale of all shares at end of period)......     324        576         925      1,911
Class C (assuming no sale of shares)........................     249        576         925      1,911
Class Y.....................................................      73        244         431        970

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                               Prospectus Page 9

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                  UBS PACE Strategic Fixed Income Investments

                  UBS PACE STRATEGIC FIXED INCOME INVESTMENTS

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

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FUND OBJECTIVE

Total return consisting of income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests in bonds of varying maturities, but normally limits its portfolio "duration" to between three and eight years. "Duration" is a measure of the fund's exposure to interest rate risk. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio.

The fund invests primarily in investment grade bonds of governmental and private issuers in the United States and foreign countries, including bonds that are backed by mortgages or other assets, and in bonds that are convertible into common stock. The fund's investments in securities of foreign issuers may include, to a limited extent, securities that are denominated in foreign currencies.

The fund also invests, to a limited extent, in bonds that are below investment grade. Securities rated below investment grade (or unrated bonds of equivalent quality) are commonly known as "junk bonds." The fund may invest in when-issued or delayed delivery bonds to increase its return, giving rise to a form of leverage. The fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

UBS Global Asset Management (US) Inc. ("UBS Global AM"), the fund's manager, has selected Pacific Investment Management Company LLC ("PIMCO") to serve as the fund's investment advisor. PIMCO seeks to invest the fund's assets in those areas of the bond market that it considers undervalued, based on such factors as quality, sector, coupon and maturity. PIMCO establishes duration targets for the fund's portfolio based on its expectations for changes in interest rates and then positions the fund to take advantage of yield curve shifts. PIMCO decides to buy or sell specific bonds based on an analysis of their values relative to other similar bonds. PIMCO monitors the prepayment experience of the fund's mortgage-backed bonds and will also buy and sell securities to adjust the fund's average portfolio duration, credit quality, yield curve, sector and prepayment exposure, as appropriate.

Under normal circumstances, the fund invests at least 80% of its net assets in fixed income securities. Such investments may include U.S. government bonds, bonds (including convertible bonds) of U.S. and foreign private issuers, foreign government bonds (including bonds issued by supranational and quasi-governmental entities), foreign currency exchange-related securities, loan participations and assignments and money market instruments (including commercial paper and certificates of deposit).

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

- INTEREST RATE RISK -- The value of the fund's investments generally will fall when interest rates rise. Some bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

- PREPAYMENT RISK -- The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

- CREDIT RISK -- Bond issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality bonds than for bonds that are investment grade.

- FOREIGN INVESTING RISK -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

- LEVERAGE RISK -- Leverage magnifies the effect of changes in market values. While leverage can increase the fund's income and potential for gain, it also can increase expenses and the risk of loss. The fund attempts to limit the magnifying effect of its leverage by managing its portfolio duration.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

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                               Prospectus Page 10

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                            ------------------------
                  UBS PACE Strategic Fixed Income Investments

                                  PERFORMANCE

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RISK/RETURN BAR CHART AND TABLE

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class P shares, the only shares outstanding for at least one calendar year. The Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to a maximum annual program fee of 1.50%. The Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee, nor does it reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. If it did, the total returns shown would be lower.

The table that follows the bar chart shows average annual returns over several time periods. The table does reflect the maximum annual PACE Select Advisors Program fee. The table does not reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. However, because all classes of shares invest in the same portfolio of securities, their annual returns would differ only to the extent of the different sales charges or expenses. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN OF CLASS P SHARES (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1996                  3.22%
1997                 10.19%
1998                  8.22%
1999                (2.74)%
2000                 11.59%

Total Return January 1 to September 30, 2001 -- 8.94%

Best quarter during calendar years shown: 4th quarter, 2000 -- 4.96%

Worst quarter during calendar years shown: 1st quarter, 1996 -- (2.21)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000

                                                                          LEHMAN BROTHERS
                                                                         GOVERNMENT/CREDIT
                                                              CLASS P          INDEX
                                                              --------   -----------------
One Year....................................................   9.92%            11.85%
Five Years..................................................   4.38%             6.24%
Life of Fund (Inception Date -- 8/24/95)....................   5.88%             6.95%

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                               Prospectus Page 11

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                            ------------------------
                  UBS PACE Strategic Fixed Income Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Maximum Sales Charge (Load).................................    4.5%         5%      1.75%      None
  Maximum Sales Charge (Load) Imposed on Purchases
    (as a % of offering price)..............................    4.5%      None          1%      None
  Maximum Deferred Sales Charge (Load)
    (as a % of offering price)..............................   None          5%      0.75%      None
Exchange Fee................................................   None       None       None       None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Management Fees.............................................   0.50%      0.50%      0.50%      0.50%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       0.75       None
Other Expenses*.............................................   0.46       0.46       0.46       0.47
                                                               ----       ----       ----       ----
Total Annual Fund Operating Expenses........................   1.21%+     1.96%+     1.71%+     0.97%+
                                                               ====       ====       ====       ====
Management Fee Waiver/Expense Reimbursements**..............   0.07%      0.05%      0.06%      0.09%
                                                               ----       ----       ----       ----
Net Expenses**..............................................   1.14%+     1.91%+     1.65%+     0.88%+
                                                               ====       ====       ====       ====

---------

 * "Other expenses" include an administration fee of 0.20% paid by the fund to UBS Global AM.

** The fund and UBS Global AM have entered into a written agreement under which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund to the extent that the total operating expenses of Class A, Class B, Class C or Class Y shares through December 1, 2002 (excluding interest expense) otherwise would exceed the sum of 0.85% (the expense cap for the fund's Class P shares) plus the 12b-1 fees, if any, and any higher transfer agency fees applicable to the particular class. The fund has agreed to repay UBS Global AM for any reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

 + Includes 0.03% of interest expense related to reverse repurchase agreements during the period ended July 31, 2001.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the period when the fund's expenses are lower due to its agreement with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                              1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                              ------  -------  -------  --------
Class A.....................................................   $561    $810    $1,079    $1,844
Class B (assuming sale of all shares at end of period)......    694     910     1,253     1,909
Class B (assuming no sale of shares)........................    194     610     1,053     1,909
Class C (assuming sale of all shares at end of period)......    341     628     1,013     2,094
Class C (assuming no sale of shares)........................    266     628     1,013     2,094
Class Y.....................................................     90     300       528     1,182

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                               Prospectus Page 12

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                            ------------------------
                  UBS PACE Municipal Fixed Income Investments

                  UBS PACE MUNICIPAL FIXED INCOME INVESTMENTS

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

High current income exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets in municipal fixed income investments, the income from which is exempt from regular federal income taxes. The fund invests principally in investment grade municipal bonds of varying maturities. Normally, the fund limits its investments in municipal bonds that are subject to the federal alternative minimum tax (AMT) so that not more than 25% of its interest income will be subject to the AMT. The fund invests in municipal bonds that are subject to the AMT when its investment advisor believes that they offer attractive yields relative to municipal bonds that have similar investment characteristics but are not subject to the AMT.

The fund normally limits its portfolio "duration" to between three and seven years. "Duration" is a measure of the fund's exposure to interest rate risk. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio. The fund may invest up to 50% of its total assets in municipal bonds that are secured by revenues from public housing authorities and state and local housing finance authorities, including bonds that are secured or backed by the U.S. Treasury or other U.S. government guaranteed securities.

The fund limits its investments in municipal bonds with the lowest investment grade rating (or unrated bonds of equivalent quality) to 15% of its total assets at the time the bonds are purchased. The fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage its portfolio duration.

UBS Global Asset Management (US) Inc. ("UBS Global AM"), the fund's manager, has selected Standish Mellon Asset Management Company LLC ("Standish Mellon") to serve as the fund's investment advisor. In deciding which securities to buy for the fund, Standish Mellon seeks to identify undervalued sectors or geographical regions of the municipal market or undervalued individual securities. To do this, Standish Mellon uses credit research and valuation analysis and monitors the relationship of the municipal yield curve to the treasury yield curve. Standish Mellon also uses credit quality assessments from its in-house analysts to identify potential rating changes, undervalued issues and macro trends with regard to market sectors and geographical regions. Standish Mellon may make modest duration adjustments based on economic analyses and interest rate forecasts. Standish Mellon generally sells securities if it identifies more attractive investment opportunities within its investment criteria and doing so may improve the fund's return. Standish Mellon also may sell securities with weakening credit profiles or to adjust the average duration of the fund's portfolio.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

- INTEREST RATE RISK -- The value of the fund's investments generally will fall when interest rates rise. Some bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

- CREDIT RISK -- Bond issuers may fail to make payments when due, or they may become less willing or less able to do so.

- POLITICAL RISK -- The fund's investments may be significantly affected by political changes, including legislative proposals which may make municipal bonds less attractive in comparison to taxable bonds.

- RELATED SECURITIES CONCENTRATION RISK -- Because the fund may invest more than 25% of its total assets in municipal bonds that are issued to finance similar projects, changes that affect one type of municipal bond may have a significant impact on the value of the fund.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
                               Prospectus Page 13

--------------------------------------------------------------------------------
                            ------------------------
                  UBS PACE Municipal Fixed Income Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class P shares, the only shares outstanding for at least one calendar year. The Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to a maximum annual program fee of 1.50%. The Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee, nor does it reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. If it did, the total returns shown would be lower.

The table that follows the bar chart shows average annual returns of the fund's Class P shares over several time periods. The table does reflect the maximum annual PACE Select Advisors Program fee. The table does not reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. However, because all classes of shares invest in the same portfolio of securities, their annual returns would differ only to the extent of the different sales charges or expenses. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to June 1, 2000, which is the date on which Standish Mellon's predecessor assumed day-to-day management of the fund's assets. Prior to that date, another investment advisor was responsible for managing the fund's assets.

TOTAL RETURN OF CLASS P SHARES (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1996                  4.86%
1997                  7.01%
1998                  5.39%
1999                (2.14)%
2000                  8.27%

Total Return January 1 to September 30, 2001 -- 5.66%

Best quarter during calendar years shown: 4th quarter, 2000 -- 2.92% Worst quarter during calendar years shown: 2nd quarter, 1999 -- (1.21)% AVERAGE ANNUAL TOTAL RETURNS as of December 31, 2000

                                                                           LEHMAN BROTHERS
                                                                         MUNICIPAL FIVE-YEAR
                                                              CLASS P           INDEX
                                                              --------   -------------------
One Year....................................................   6.66%            7.72%
Five Years..................................................   3.05%            4.95%
Life of Fund (Inception Date: 8/24/95)......................   3.69%            5.08%

--------------------------------------------------------------------------------
                               Prospectus Page 14

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                            ------------------------
                  UBS PACE Municipal Fixed Income Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Maximum Sales Charge (Load).................................    4.5%         5%      1.75%      None
  Maximum Sales Charge (Load) Imposed on Purchases
    (as a % of offering price)..............................    4.5%      None          1%      None
  Maximum Deferred Sales Charge (Load)
    (as a % of offering price)..............................   None          5%      0.75%      None
Exchange Fee................................................   None       None       None       None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Management Fees.............................................   0.40%      0.40%      0.40%      0.40%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       0.75       None
Other Expenses*.............................................   0.36       0.36       0.38       0.43
                                                               ----       ----       ----       ----
Total Annual Fund Operating Expenses........................   1.01%      1.76%      1.53%      0.83%
                                                               ====       ====       ====       ====
Management Fee Waiver/Expense Reimbursements**..............   0.13%      0.13%      0.13%      0.19%
                                                               ----       ----       ----       ----
Net Expenses**..............................................   0.88%      1.63%      1.40%      0.64%
                                                               ====       ====       ====       ====

---------

 * "Other Expenses" include an administration fee of 0.20% paid by the fund to UBS Global AM.

** The fund and UBS Global AM have entered into a written agreement under which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the total operating expenses of each class through December 1, 2002 would not exceed 0.88% for Class A, 1.63% for Class B, 1.40% for Class C, and 0.64% for Class Y. The fund has agreed to repay UBS Global AM for any reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the period when the fund's expenses are lower due to its agreement with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Class A.....................................................    $536       $745      $  971     $1,619
Class B (assuming sale of all shares at end of period)......     666        841       1,142      1,682
Class B (assuming no sale of shares)........................     166        541         942      1,682
Class C (assuming sale of all shares at end of period)......     316        566         914      1,894
Class C (assuming no sale of shares)........................     241        566         914      1,894
Class Y.....................................................      65        246         442      1,008

--------------------------------------------------------------------------------
                               Prospectus Page 15

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                            ------------------------
                    UBS PACE Global Fixed Income Investments

                    UBS PACE GLOBAL FIXED INCOME INVESTMENTS

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

High total return.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets in fixed income securities. Such investments may include U.S. government bonds, foreign government bonds (including bonds issued by supranational organizations and quasi-governmental entities) and bonds of U.S. or foreign private issuers. The fund invests primarily in high-grade bonds of governmental and private issuers in the United States and developed foreign countries. These high-grade bonds are rated in one of the three highest rating categories or are of comparable quality. The fund invests, to a limited extent, in lower rated bonds of governmental and private issuers, including bonds that are rated below investment grade and emerging market securities.

The fund invests in bonds of varying maturities, but normally limits its portfolio "duration" to between four and eight years. "Duration" is a measure of the fund's exposure to interest rate risk. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio.

The fund's investments may include mortgage- and asset-backed securities. The fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

UBS Global Asset Management (US) Inc. ("UBS Global AM"), the fund's manager, has selected Rogge Global Partners plc and Fischer Francis Trees & Watts, Inc. and its affiliates ("FFTW") to serve as the fund's investment advisors. UBS Global AM allocates the fund's assets between the two investment advisors and may change the allocation at any time. The relative values of each investment advisor's share of the fund's assets also may change over time.

Rogge Global Partners seeks to invest the fund assets it manages in bonds of issuers in financially healthy countries because it believes that these investments produce the highest bond and currency returns over time. In deciding which bonds to buy for the fund, Rogge Global Partners uses a top-down analysis to find value across countries and to forecast interest and currency-exchange rates over a one-year horizon in those countries. Rogge Global Partners also uses an optimization model to help determine country, currency and duration positions for the fund. Rogge Global Partners generally sells securities that no longer meet these selection criteria or when it identifies more attractive investment opportunities and may also sell securities to adjust the average duration of the fund assets it manages.

For its share of the fund's assets, FFTW seeks to outperform a benchmark, the Lehman Global Aggregate Index (Unhedged), through an active bond selection process that relies on (1) constructing diversified portfolios, (2) identifying the most attractive sectors and the most attractive individual securities within those sectors and (3) monitoring portfolio risk with risk management tools. FFTW divides the investment universe into three major blocs (Europe, the United States and Japan), plus emerging markets, and analyzes trends in economic growth, inflation, monetary and fiscal policies. FFTW decides which securities to buy for the fund by looking for investment opportunities where its opinions on the current economic environment of a bloc or country differ from those it judges to be reflected in current market valuations. FFTW generally sells securities when it has identified more attractive investment opportunities.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

- INTEREST RATE RISK -- The value of the fund's investments generally will fall when interest rates rise. Some bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

- FOREIGN INVESTING AND EMERGING MARKETS RISKS -- The value of the fund's investments in foreign securities

--------------------------------------------------------------------------------
                               Prospectus Page 16

--------------------------------------------------------------------------------
                            ------------------------
                    UBS PACE Global Fixed Income Investments

  may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater for investments in emerging market issuers. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

- CREDIT RISK -- Bond issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality bonds than for bonds that are investment grade.

- SINGLE ISSUER CONCENTRATION RISK -- Because the fund is non-diversified, it can invest more of its assets in a single issuer than a diversified fund can. As a result, changes in the market value of a single issuer can have a greater effect on the fund's performance and share price than it would for a more diversified fund.

- PREPAYMENT RISK -- The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
                               Prospectus Page 17

--------------------------------------------------------------------------------
                            ------------------------
                    UBS PACE Global Fixed Income Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class P shares, the only shares outstanding for at least one calendar year. The Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to a maximum annual program fee of 1.50%. The Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee, nor does it reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. If it did, the total returns shown would be lower.

The table that follows the bar chart shows average annual returns of the fund's Class P shares over several time periods. The table does reflect the maximum annual PACE Select Advisors Program fee. The table does not reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. However, because all classes of shares invest in the same portfolio of securities, their annual returns would differ only to the extent of the different sales charges or expenses. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to October 10, 2000, which is the date on which FFTW assumed day-to-day management of a portion of the fund's assets. Prior to that date, Rogge Global Partners was responsible for managing all the fund's assets.

TOTAL RETURN OF CLASS P SHARES (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1996                  4.59%
1997                  1.00%
1998                 18.60%
1999                (8.52)%
2000                (1.26)%

Total Return January 1 to September 30, 2001 -- 1.70%

Best quarter during calendar years shown: 3rd quarter, 1998 -- 8.60% Worst quarter during calendar years shown: 1st quarter, 1999 -- (4.83)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000

                                                                        SALOMON SMITH BARNEY
                                                                          WORLD GOVERNMENT
                                                                             BOND INDEX
                                                             CLASS P         (UNHEDGED)
                                                             --------   --------------------
One Year...................................................  (2.74)%            1.59%
Five Years.................................................   0.98%             3.10%
Life of Fund (Inception Date -- 8/24/95)...................   1.99%             3.89%

--------------------------------------------------------------------------------
                               Prospectus Page 18

--------------------------------------------------------------------------------
                            ------------------------
                    UBS PACE Global Fixed Income Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Maximum Sales Charge (Load).................................    4.5%         5%      1.75%      None
  Maximum Sales Charge (Load) Imposed on Purchases
    (as a % of offering price)..............................    4.5%      None          1%      None
  Maximum Deferred Sales Charge (Load)
    (as a % of offering price)..............................   None          5%      0.75%      None
Exchange Fee................................................   None       None       None       None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Management Fees.............................................   0.60%      0.60%      0.60%      0.60%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       0.75       None
Other Expenses*.............................................   0.56       0.95       0.55       0.48
                                                               ----       ----       ----       ----
Total Annual Fund Operating Expenses........................   1.41%      2.55%      1.90%      1.08%
                                                               ====       ====       ====       ====
Management Fee Waivers/Expense Reimbursements**.............   0.20%      0.57%      0.18%      0.13%
                                                               ----       ----       ----       ----
Net Expenses**..............................................   1.21%      1.98%      1.72%      0.95%
                                                               ====       ====       ====       ====

---------

 * "Other Expenses" include an administration fee of 0.20% paid by the fund to UBS Global AM.

** The fund and UBS Global AM have entered into a written agreement under which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund to the extent that the total operating expenses of Class A, Class B, Class C or Class Y shares through December 1, 2002 otherwise would exceed the sum of 0.95% (the expense cap for the fund's Class P shares) plus the 12b-1 fees, if any, and any higher transfer agency fees applicable to the particular class. The fund has agreed to repay UBS Global AM for any reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the period when the fund's expenses are lower due to its agreement with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                             --------   --------   --------   --------
Class A....................................................    $568      $  857     $1,168     $2,048
Class B (assuming sale of all shares at end of period).....     701       1,039      1,504      2,302
Class B (assuming no sale of shares).......................     201         739      1,304      2,302
Class C (assuming sale of all shares at end of period).....     348         674      1,100      2,285
Class C (assuming no sale of shares).......................     273         674      1,100      2,285
Class Y....................................................      97         331        583      1,305

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                               Prospectus Page 19

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                            ------------------------
                   UBS PACE Large Co Value Equity Investments

                   UBS PACE LARGE CO VALUE EQUITY INVESTMENTS

                  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVES

Capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of U.S. companies that are believed to be undervalued. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities issued by large capitalization companies. Large capitalization companies means companies with a total market capitalization of $6.0 billion or greater at the time of purchase. The fund seeks income primarily from dividend paying stocks.

The fund may invest, to a limited extent, in other securities, including stocks of companies with smaller total market capitalizations and convertible bonds that are rated below investment grade. The fund may invest up to 10% of its total assets in U.S. dollar denominated foreign securities. The fund also may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

The fund's manager, UBS Global Asset Management (US) Inc. ("UBS Global AM"), has selected Institutional Capital Corporation ("ICAP"), Westwood Management Corporation ("Westwood") and SSgA Funds Management, Inc. ("SSgA") to serve as the fund's investment advisors. UBS Global AM allocates the fund's assets among the three investment advisors and has initially allocated approximately 50% of the fund's assets to SSgA and approximately 25% each to ICAP and Westwood. UBS Global AM may change this allocation at any time. The relative value of each investment advisor's share of the fund's assets also may change over time.

In managing its share of the fund's assets, ICAP uses its proprietary valuation model to identify large-capitalization companies that ICAP believes offer the best relative values because they sell below the price-to-earnings ratio warranted by their prospects. ICAP looks for companies where a catalyst for a positive change is about to occur with potential to produce stock appreciation of 15% or more relative to the market over a 12 to 18 month period. The catalyst can be thematic (E.G., global economic recovery) or company specific (E.G., a corporate restructuring or a new product). ICAP also uses internally generated research to evaluate the financial condition and business prospects of every company it considers. ICAP monitors each stock purchased and sells the stock when its target price is achieved, the catalyst becomes inoperative or ICAP identifies another stock with greater opportunity for appreciation.

In managing its share of the fund's assets, Westwood maintains a list of securities that it believes have proven records and potential for above-average earnings growth. It considers purchasing a security on such list if Westwood's forecast for growth rates and earnings estimates exceeds Wall Street expectations or Westwood's forecasted price/earnings ratio is less than the forecasted growth rate. Westwood monitors companies and will sell a stock if Westwood expects limited future price appreciation or the projected price/earnings ratio exceeds the three-year growth rate.

In managing its share of the fund's assets, SSgA seeks to outperform the Russell 1000 Value Index (before fees and expenses). SSgA uses several independent valuation measures to identify investment opportunities within a large cap value universe and combines factors to produce an overall rank. Comprehensive research determines the optimal weighting of these perspectives to arrive at strategies that vary by industry. SSgA ranks all companies within the investable universe initially from top to bottom based on their relative attractiveness. SSgA constructs the fund's portfolio by selecting the highest-ranked stocks from the universe and manages deviations from the benchmark to maximize the risk/reward trade-off. The resulting portfolio has characteristics similar to the Russell 1000 Value Index. SSgA generally sells stocks that no longer meet its selection criteria or that it believes otherwise may adversely affect the fund's performance relative to that of the index.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

- EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

- LIMITED CAPITALIZATION RISK -- Equity risk is greater for the common stocks of mid and small cap companies (in which the fund may invest to a limited extent) because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

- INDEX STRATEGY RISK -- SSgA's proprietary strategy may not result in outperformance of the designated index and may even result in underperformance.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
                               Prospectus Page 20

--------------------------------------------------------------------------------
                            ------------------------
                   UBS PACE Large Co Value Equity Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class P shares, the only shares outstanding for at least one calendar year. The Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to a maximum annual program fee of 1.50%. The Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee, nor does it reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. If it did, the total returns shown would be lower.

The table that follows the bar chart shows average annual returns of the fund's Class P shares over several time periods. The table does reflect the maximum annual PACE Select Advisors Program fee. The table does not reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. However, because all classes of shares invest in the same portfolio of securities, their annual returns would differ only to the extent of the different sales charges or expenses. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to July 1, 2000, when another investment advisor was responsible for managing all the fund's assets. ICAP and Westwood each assumed day-to-day management of a portion of the fund's assets on July 1, 2000 and SSgA assumed day-to-day management of a portion of the fund's assets on October 10, 2000.

TOTAL RETURN OF CLASS P SHARES (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1996                 25.11%
1997                 24.75%
1998                 18.36%
1999                (4.14)%
2000                  2.48%

Total Return January 1 to September 30, 2001 -- (11.33)%

Best quarter during calendar years shown: 4th quarter, 1998 -- 16.26% Worst quarter during calendar years shown: 3rd quarter, 1999 -- (14.40)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000

                                                                         RUSSELL 1000
                                                              CLASS P    VALUE INDEX
                                                              --------   ------------
One Year....................................................    0.95%        7.01%
Five Years..................................................   10.98%       16.91%
Life of Fund (Inception Date--8/24/95)......................   12.39%       17.96%

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                               Prospectus Page 21

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                            ------------------------
                   UBS PACE Large Co Value Equity Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Maximum Sales Charge (Load).................................    5.5%         5%         2%      None
  Maximum Sales Charge (Load) Imposed on Purchases
   (as a % of offering price)...............................    5.5%      None          1%      None
  Maximum Deferred Sales Charge (Load)
   (as a % of offering price)...............................   None          5%         1%      None
Exchange Fee................................................   None       None       None       None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Management Fees.............................................   0.60%      0.60%      0.60%      0.60%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       1.00       None
Other Expenses*.............................................   0.40       0.44       0.44       0.33
                                                               ----       ----       ----       ----
Total Annual Fund Operating Expenses........................   1.25%      2.04%      2.04%      0.93%
                                                               ====       ====       ====       ====
Management Fee Waiver/Expense Reimbursements**..............   0.10%      0.09%      0.10%      0.08%
                                                               ----       ----       ----       ----
Net Expenses**..............................................   1.15%      1.95%      1.94%      0.85%
                                                               ====       ====       ====       ====

---------

 * "Other expenses" include an administration fee of 0.20% paid by the fund to UBS Global AM.

** The fund and UBS Global AM have entered into a written agreement under which UBS Global AM is contractually obligated to waive its management fees through December 1, 2002 to the extent necessary to reflect the lower overall fees paid to the fund's investment advisors as a result of the lower sub-advisory fee paid by UBS Global AM to SSgA. The fund and UBS Global AM have entered into an additional written agreement under which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the total operating expenses of each class through December 1, 2002 would not exceed 1.15% for Class A, 1.95% for Class B, 1.94% for Class C, and 0.85% for Class Y. The fund has agreed to repay UBS Global AM for any reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each

--------------------------------------------------------------------------------
                               Prospectus Page 22

--------------------------------------------------------------------------------
                            ------------------------
                   UBS PACE Large Co Value Equity Investments

year and that the fund's operating expenses remain the same, except for the period when the fund's expenses are lower due to its agreements with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Class A.....................................................    $661       $915      $1,189     $1,970
Class B (assuming sale of all shares at end of period)......     698        931       1,290      1,972
Class B (assuming no sale of shares)........................     198        631       1,090      1,972
Class C (assuming sale of all shares at end of period)......     395        724       1,178      2,437
Class C (assuming no sale of shares)........................     295        724       1,178      2,437
Class Y.....................................................      87        288         507      1,136

--------------------------------------------------------------------------------
                               Prospectus Page 23

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                            ------------------------
                  UBS PACE Large Co Growth Equity Investments

                  UBS PACE LARGE CO GROWTH EQUITY INVESTMENTS

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of companies that are believed to have substantial potential for capital growth. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities issued by large capitalization companies. Large capitalization companies means companies with a total market capitalization of $6.0 billion or greater at the time of purchase. Dividend income is an incidental consideration in the investment advisors' selection of stocks for the fund.

The fund may from time to time invest a significant portion of its assets in the stocks of companies in various economic sectors, such as healthcare or technology. The fund may invest, to a limited extent, in other securities, including securities convertible into stocks and stocks of companies with smaller total market capitalizations. The fund may invest up to 10% of its total assets in U.S. dollar denominated foreign securities. The fund also may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

The fund's manager, UBS Global Asset Management (US) Inc. ("UBS Global AM"), has selected Alliance Capital Management L.P. ("Alliance Capital") and SSgA Funds Management, Inc. ("SSgA") to serve as the fund's investment advisors. UBS Global AM allocates the fund's assets between the two investment advisors and has initially allocated approximately 60% of the fund's assets to Alliance Capital and approximately 40% to SSgA. UBS Global AM may change this allocation at any time. The relative values of each investment advisor's share of the fund's assets also may change over time.

In managing its share of the fund's assets, Alliance Capital follows its "disciplined growth" strategy in seeking to identify the best combinations of earnings growth and reasonable valuation in selecting stocks for the fund. Alliance Capital ranks each stock in its investment universe based on its analysts' assessments and fundamental research that includes six measures of earnings growth and valuation. The fund normally invests in stocks that rank in the top 30% of this research universe and generally sells stocks that rank in the bottom half.

In managing its share of the fund's assets, SSgA seeks to outperform the Russell 1000 Growth Index (before fees and expenses). SSgA uses several independent valuation measures to identify investment opportunities within a large cap growth universe and combines factors to produce an overall rank. Comprehensive research determines the optimal weighting of these perspectives to arrive at strategies that vary by industry. SSgA ranks all companies within the investable universe from top to bottom based on their relative attractiveness. SSgA constructs the fund's portfolio by selecting the highest-ranked stocks from the universe and manages deviations from the benchmark to maximize the risk/reward trade-off. The resulting portfolio has characteristics similar to the Russell 1000 Growth Index. SSgA generally sells stocks that no longer meet its selection criteria or that it believes otherwise may adversely affect the fund's performance relative to that of the index.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

- EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

- LIMITED CAPITALIZATION RISK -- Equity risk is greater for the common stocks of mid and small cap companies (in which the fund may invest to a limited extent) because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

- INDEX STRATEGY RISK -- SSgA's proprietary strategy may not result in outperformance of the designated index and may even result in underperformance.

- SECTOR RISK -- Because the fund may invest a significant portion of its assets in the stocks of companies in particular economic sectors, economic changes adversely affecting such a sector may have more of an impact on the fund's performance than another fund having a broader range of investments.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
                               Prospectus Page 24

--------------------------------------------------------------------------------
                            ------------------------
                  UBS PACE Large Co Growth Equity Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class P shares, the only shares outstanding for at least one calendar year. The Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to a maximum annual program fee of 1.50%. The Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee, nor does it reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. If it did, the total returns shown would be lower.

The table that follows the bar chart shows average annual returns of the fund's Class P shares over several time periods. The table does reflect the maximum annual PACE Select Advisors Program fee. The table does not reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. However, because all classes of shares invest in the same portfolio of securities, their annual returns would differ only to the extent of the different sales charges or expenses. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. Prior to November 10, 1997, another investment manager was responsible for managing all the fund's assets. Alliance Capital assumed day-to-day management of the fund's assets on November 10, 1997, and SSgA assumed day-to-day management of a portion of the fund's assets on October 10, 2000.

TOTAL RETURN OF CLASS P SHARES (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1996                 21.24%
1997                 24.79%
1998                 40.05%
1999                 25.25%
2000               (20.07)%

Total Return January 1 to September 30, 2001 -- (32.28)%

Best quarter during calendar years shown: 4th quarter, 1998 -- 31.80% Worst quarter during calendar years shown: 4th quarter, 2000 -- (19.04)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000

                                                                         RUSSELL 1000
                                                              CLASS P    GROWTH INDEX
                                                              --------   ------------
One Year....................................................  (21.26)%     (22.42)%
Five Years..................................................   14.50%       18.15%
Life of Fund (Inception Date -- 8/24/95)....................   14.72%       18.90%

--------------------------------------------------------------------------------
                               Prospectus Page 25

--------------------------------------------------------------------------------
                            ------------------------
                  UBS PACE Large Co Growth Equity Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Maximum Sales Charge (Load).................................    5.5%         5%         2%      None
  Maximum Sales Charge (Load) Imposed on Purchases
   (as a % of offering price)...............................    5.5%      None          1%      None
  Maximum Deferred Sales Charge (Load)
   (as a % of offering price)...............................   None          5%         1%      None
Exchange Fee................................................   None       None       None       None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Management Fees.............................................   0.60%      0.60%      0.60%      0.60%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       1.00       None
Other Expenses*.............................................   0.40       0.49       0.47       0.31
                                                               ----       ----       ----       ----
Total Annual Fund Operating Expenses........................   1.25%      2.09%      2.07%      0.91%
                                                               ====       ====       ====       ====
Management Fee Waiver/Expense Reimbursements**..............   0.09%      0.12%      0.13%      0.06%
                                                               ----       ----       ----       ----
Net Expenses**..............................................   1.16%      1.97%      1.94%      0.85%
                                                               ====       ====       ====       ====

---------

 * "Other Expenses" include an administration fee of 0.20% paid by the fund to UBS Global AM.

** The fund and UBS Global AM have entered into a written agreement under which UBS Global AM is contractually obligated to waive its management fees through December 1, 2002 to the extent necessary to reflect the lower overall fees paid to the fund's investment advisors as a result of the lower sub-advisory fee paid by UBS Global AM to SSgA. The fund and UBS Global AM have entered into an additional written agreement under which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the total operating expenses of each class through December 1, 2002 would not exceed 1.16% for Class A, 1.97% for Class B, 1.94% for Class C, and 0.86% for Class Y. The fund has agreed to repay UBS Global AM for any reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each

--------------------------------------------------------------------------------
                               Prospectus Page 26

--------------------------------------------------------------------------------
                            ------------------------
                  UBS PACE Large Co Growth Equity Investments

year and that the fund's operating expenses remain the same, except for the period when the fund's expenses are lower due to its agreements with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Class A.....................................................    $662       $916      $1,190     $1,971
Class B (assuming sale of all shares at end of period)......     700        943       1,313      1,998
Class B (assuming no sale of shares)........................     200        643       1,113      1,998
Class C (assuming sale of all shares at end of period)......     395        730       1,191      2,466
Class C (assuming no sale of shares)........................     295        730       1,191      2,466
Class Y.....................................................      87        284         498      1,114

--------------------------------------------------------------------------------
                               Prospectus Page 27

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                            ------------------------
               UBS PACE Small/Medium Co Value Equity Investments

               UBS PACE SMALL/MEDIUM CO VALUE EQUITY INVESTMENTS

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of companies that are believed to be undervalued or overlooked in the marketplace. These stocks also generally have price-to-earnings (P/E) ratios below the market average. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities issued by small/medium capitalization companies. Small/medium capitalization companies means companies with a total market capitalization of less than $6.0 billion at the time of purchase. The fund invests only in stocks that are traded on major exchanges or the over-the-counter market.

The fund may invest, to a limited extent, in stocks of companies with larger total market capitalizations and other securities, including securities convertible into stocks. The fund also may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

UBS Global Asset Management (US) Inc. ("UBS Global AM"), the fund's manager, has selected Ariel Capital Management, Inc. ("Ariel") and ICM Asset Management, Inc. ("ICM") to serve as the fund's investment advisors. UBS Global AM allocates the fund's assets between the two investment advisors and may change the allocation at any time. The relative values of each investment advisor's share of the fund's assets also may change over time.

In managing its share of the fund's assets, Ariel invests in stocks of companies that it believes are misunderstood or undervalued. It seeks to identify companies in consistent industries with distinct market niches and excellent management teams. It focuses on value stocks, which it defines as stocks that have a low P/E ratio based on forward earnings and that trade at a significant discount to the private market value that Ariel calculates for each stock. Ariel generally sells stocks that cease to meet these criteria or that are at risk for fundamental deterioration.

In managing its share of the fund's assets, ICM invests primarily in common stocks of companies believed to offer good relative value that have either fallen into disfavor among investors or are under-researched. In deciding which stocks to buy for the fund, ICM uses a top-down analysis to identify broad sectors of the market believed to offer good relative value and then seeks to identify individual companies within those sectors that meet ICM's investment criteria. ICM also performs a bottom-up analysis to attempt to discover inefficiently priced stocks in a broad range of sectors, including those not identified in the top-down analysis. These two approaches are combined in various proportions depending on market conditions. Regardless of which approach is used to identify stock candidates, ICM also applies fundamental research analysis. ICM generally sells stocks that meet price objectives, no longer meet its selection criteria, are at risk for fundamental deterioration or when it identifies more attractive investment opportunities.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

- EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

- LIMITED CAPITALIZATION RISK -- Equity risk is greater for the common stocks of mid and small cap companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
                               Prospectus Page 28

--------------------------------------------------------------------------------
                            ------------------------
               UBS PACE Small/Medium Co Value Equity Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class P shares, the only shares outstanding for at least one calendar year. The Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to a maximum annual program fee of 1.50%. The Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee, nor does it reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. If it did, the total returns shown would be lower.

The table that follows the bar chart shows average annual returns of the fund's Class P shares over several time periods. The table does reflect the maximum annual PACE Select Advisors Program fee. The table does not reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. However, because all classes of shares invest in the same portfolio of securities, their annual returns would differ only to the extent of the different sales charges or expenses. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to October 4, 1999, when another investment advisor was responsible for managing all the fund's assets. Ariel assumed day-to-day management of a portion of the fund's assets on October 4, 1999, and ICM assumed responsibility for managing a portion of the fund's assets on October 10, 2000.

TOTAL RETURN OF CLASS P SHARES (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1996                 22.35%
1997                 37.26%
1998                (9.34)%
1999                (2.79)%
2000                 11.76%

Total Return January 1 to September 30, 2001 -- 1.95%

Best quarter during calendar years shown: 2nd quarter, 1999 -- 21.25% Worst quarter during calendar years shown: 3rd quarter, 1998 -- (20.00)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000

                                                                         RUSSELL 2500
                                                              CLASS P    VALUE INDEX
                                                              --------   ------------
One Year....................................................   10.10%       20.79%
Five Years..................................................    8.94%       14.36%
Life of Fund (Inception Date -- 8/24/95)....................    8.19%       14.54%

--------------------------------------------------------------------------------
                               Prospectus Page 29

--------------------------------------------------------------------------------
                            ------------------------
               UBS PACE Small/Medium Co Value Equity Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Maximum Sales Charge (Load).................................    5.5%         5%         2%      None
  Maximum Sales Charge (Load) Imposed on Purchases
    (as a % of offering price)..............................    5.5%      None          1%      None
  Maximum Deferred Sales Charge (Load)
    (as a % of offering price)..............................   None          5%         1%      None
Exchange Fee................................................   None       None       None       None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Management Fees.............................................   0.60%      0.60%      0.60%      0.60%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       1.00       None
Other Expenses*.............................................   0.43       0.45       0.46       0.43
                                                               ----       ----       ----       ----
Total Annual Fund Operating Expenses........................   1.28%      2.05%      2.06%      1.03%
                                                               ====       ====       ====       ====
Management Fee Waiver/Expense Reimbursements**..............   0.02%      0.02%      0.04%      0.03%
                                                               ----       ----       ----       ----
Net Expenses**..............................................   1.26%      2.03%      2.02%      1.00%
                                                               ====       ====       ====       ====

---------

 * "Other Expenses" include an administration fee of 0.20% paid by the fund to UBS Global AM.

** The fund and UBS Global AM have entered into a written agreement under which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund to the extent that the total operating expenses of Class A, Class B, Class C or Class Y shares through December 1, 2002 otherwise would exceed the sum of 1.00% (the expense cap for the fund's Class P shares) plus the 12b-1 fees, if any, and any higher transfer agency fees applicable to the particular class. The fund has agreed to repay UBS Global AM for any reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the period when the fund's expenses are lower due to its agreement with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Class A.....................................................    $671       $932      $1,212     $2,009
Class B (assuming sale of all shares at end of period)......     706        941       1,301      1,999
Class B (assuming no sale of shares)........................     206        641       1,101      1,999
Class C (assuming sale of all shares at end of period)......     409        735       1,194      2,463
Class C (assuming no sale of shares)........................     303        735       1,194      2,463
Class Y.....................................................     102        325         566      1,257

--------------------------------------------------------------------------------
                               Prospectus Page 30

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                            ------------------------
               UBS PACE Small/Medium Co Growth Equity Investments

               UBS PACE SMALL/MEDIUM CO GROWTH EQUITY INVESTMENTS

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of "emerging growth" companies that are believed to have potential for high future earnings growth relative to the overall market. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities issued by small/ medium capitalization companies. Small/medium capitalization companies means companies with a total market capitalization of less than $6.0 billion at the time of purchase. Dividend income is an incidental consideration in the investment advisor's selection of stocks for the fund.

The fund may from time to time invest a significant portion of its assets in the stocks of companies in various economic sectors, such as healthcare or technology. The fund may invest, to a limited extent, in stocks of companies with larger total market capitalizations and other securities, including securities convertible into stocks. The fund also may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

UBS Global Asset Management (US) Inc. ("UBS Global AM"), the fund's manager, has selected Delaware Management Company, a series of Delaware Management Business Trust, to serve as the fund's investment advisor. In deciding which stocks to buy for the fund, Delaware Management Company employs a bottom-up, fundamental analysis to identify companies that have substantially above average earnings growth because of management changes, new products, growth of established products or structural changes in the economy. Delaware Management Company also considers the quality of a company's management team and the strength of its finances and internal controls in selecting stocks for the fund. Although Delaware Management Company follows companies in a full range of market sectors, it may focus on a limited number of attractive industries. Delaware Management Company generally sells stocks that no longer meet its selection criteria, are at risk for fundamental deterioration or when it identifies more attractive investment opportunities.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

- EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

- LIMITED CAPITALIZATION RISK -- Equity risk is greater for the common stocks of mid and small cap companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

- SECTOR RISK -- Because the fund may invest a significant portion of its assets in the stocks of companies in particular economic sectors, economic changes adversely affecting such a sector may have more of an impact on the fund's performance than another fund having a broader range of investments.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
                               Prospectus Page 31

--------------------------------------------------------------------------------
                            ------------------------
               UBS PACE Small/Medium Co Growth Equity Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class P shares, the only shares outstanding for at least one calendar year. The Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to a maximum annual program fee of 1.50%. The Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee, nor does it reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. If it did, the total returns shown would be lower.

The table that follows the bar chart shows average annual returns of the fund's Class P shares over several time periods. The table does reflect the maximum annual PACE Select Advisors Program fee. The table does not reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. However, because all classes of shares invest in the same portfolio of securities, their annual returns would differ only to the extent of the different sales charges or expenses. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to December 17, 1996, which is the date on which Delaware Management Company assumed day-to-day management of the fund's assets. Prior to that date, another investment advisor was responsible for managing the fund's assets.

TOTAL RETURN OF CLASS P SHARES (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1996                  7.36%
1997                 21.73%
1998                 14.86%
1999                 78.75%
2000                (8.09)%

Total Return January 1 to September 30, 2001 -- (32.55)%

Best quarter during calendar years shown: 4th quarter, 1999 -- 38.15% Worst quarter during calendar years shown: 4th quarter, 2000 -- (24.00)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000

                                                                         RUSSELL 2500
                                                              CLASS P    GROWTH INDEX
                                                              --------   ------------
One Year....................................................  (9.46)%      (16.09)%
Five Years..................................................  18.00%        12.18%
Life of Fund (Inception Date -- 8/24/95)....................  16.28%        12.18%

--------------------------------------------------------------------------------
                               Prospectus Page 32

--------------------------------------------------------------------------------
                            ------------------------
               UBS PACE Small/Medium Co Growth Equity Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Maximum Sales Charge (Load).................................    5.5%         5%         2%      None
  Maximum Sales Charge (Load) Imposed on Purchases
    (as a % of offering price)..............................    5.5%      None          1%      None
  Maximum Deferred Sales Charge (Load)
    (as a % of offering price)..............................   None          5%         1%      None
Exchange Fee................................................   None       None       None       None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Management Fees.............................................   0.60%      0.60%      0.60%      0.60%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       1.00       None
Other Expenses*.............................................   0.44       0.52       0.49       0.53
                                                               ----       ----       ----       ----
Total Annual Fund Operating Expenses........................   1.29%      2.12%      2.09%      1.13%
                                                               ====       ====       ====       ====
Management Fee Waiver/Expense Reimbursements**..............   0.03%      0.09%      0.07%      0.13%
                                                               ----       ----       ----       ----
Net Expenses**..............................................   1.26%      2.03%      2.02%      1.00%
                                                               ====       ====       ====       ====

---------

 * "Other expenses" include an administration fee of 0.20% paid by the fund to UBS Global AM.

** The fund and UBS Global AM have entered into a written agreement under which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund to the extent that the total operating expenses of Class A, Class B, Class C or Class Y shares through December 1, 2002 otherwise would exceed the sum of 1.00% (the expense cap for the fund's Class P shares) plus the 12b-1 fees, if any, and any higher transfer agency fees applicable to the particular class. The fund has agreed to repay UBS Global AM for any reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the period when the fund's expenses are lower due to its agreement with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Class A.....................................................    $671       $934      $1,216     $2,018
Class B (assuming sale of all shares at end of period)......     706        955       1,331      2,038
Class B (assuming no sale of shares)........................     206        655       1,131      2,038
Class C (assuming sale of all shares at end of period)......     403        742       1,206      2,491
Class C (assuming no sale of shares)........................     303        742       1,206      2,491
Class Y.....................................................     102        346         610      1,363

--------------------------------------------------------------------------------
                               Prospectus Page 33

--------------------------------------------------------------------------------
                            ------------------------
                   UBS PACE International Equity Investments

                   UBS PACE INTERNATIONAL EQUITY INVESTMENTS

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of companies that are domiciled in developed foreign countries and principally traded in Japanese, European, Pacific and Australian securities markets or traded in U.S. securities markets.

The fund may invest, to a limited extent, in stocks of companies in emerging markets, including Asia, Latin America and other regions where markets may not yet fully reflect the potential of the developing economy. The fund may also invest, to a limited extent, in securities of other investment companies that invest in foreign markets and securities convertible into stocks, including convertible bonds that are below investment grade. The fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

UBS Global Asset Management (US) Inc. ("UBS Global AM"), the fund's manager, has selected Martin Currie Inc. to serve as the fund's investment advisor. Martin Currie Inc. looks for companies that exhibit strong fundamentals and attractive valuations based on estimates of future earnings. In making country allocation decisions, Martin Currie Inc. considers such factors as economic and political stability, breadth and liquidity of the market, the nature of local investors, the currency outlook, valuation and the settlement system. Martin Currie Inc. generally sells securities when either the country or the issuer no longer meets these selection criteria or when it identifies more attractive investment opportunities.

Under normal circumstances, the fund invests at least 80% of its net assets in equity securities. Such investments may include common stocks, which may or may not pay dividends, and securities convertible into common stocks, of companies domiciled outside the United States.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

- EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

- FOREIGN INVESTING AND EMERGING MARKETS RISKS -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater for investments in emerging market issuers than for issuers in more developed countries.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
                               Prospectus Page 34

--------------------------------------------------------------------------------
                            ------------------------
                   UBS PACE International Equity Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class P shares, the only shares outstanding for at least one calendar year. The Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to a maximum annual program fee of 1.50%. The Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee, nor does it reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. If it did, the total returns shown would be lower.

The table that follows the bar chart shows average annual returns of the fund's Class P shares over several time periods. The table does reflect the maximum annual PACE Select Advisors Program fee. The table does not reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. However, because all classes of shares invest in the same portfolio of securities, their annual returns would differ only to the extent of the different sales charges or expenses. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN OF CLASS P SHARES (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1996                 10.30%
1997                  9.46%
1998                 16.34%
1999                 35.65%
2000               (20.33)%

Total Return January 1 to September 30, 2001 -- (27.00)%

Best quarter during calendar years shown: 4th quarter, 1999 -- 24.39% Worst quarter during calendar years shown: 3rd quarter, 1998 -- (14.64)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000

                                                                          MSCI EUROPE,
                                                                          AUSTRALASIA
                                                                              AND
                                                              CLASS P    FAR EAST INDEX
                                                              --------   --------------
One Year....................................................  (21.52)%      (13.96)%
Five Years..................................................    7.09%         7.43%
Life of Fund (Inception Date -- 8/24/95)....................    7.18%         8.16%

--------------------------------------------------------------------------------
                               Prospectus Page 35

--------------------------------------------------------------------------------
                            ------------------------
                   UBS PACE International Equity Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Maximum Sales Charge (Load).................................    5.5%         5%         2%      None
  Maximum Sales Charge (Load) Imposed on Purchases
    (as a % of offering price)..............................    5.5%      None          1%      None
  Maximum Deferred Sales Charge (Load)
    (as a % of offering price)..............................   None          5%         1%      None
Redemption Fee (as a percentage of amount redeemed, if
  applicable)...............................................      1%      None       None          1%
Exchange Fee................................................   None       None       None       None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Management Fees.............................................   0.70%      0.70%      0.70%      0.70%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       1.00       None
Other Expenses*.............................................   0.55       0.73       0.61       0.49
                                                               ----       ----       ----       ----
Total Annual Fund Operating Expenses........................   1.50%      2.43%      2.31%      1.19%
                                                               ====       ====       ====       ====

---------

 * "Other Expenses" include an administration fee of 0.20% paid by the fund to UBS Global AM.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                             --------   --------   --------   --------
Class A....................................................    $694      $  998     $1,323     $2,242
Class B (assuming sale of all shares at end of period).....     746       1,058      1,496      2,324
Class B (assuming no sale of shares).......................     246         758      1,296      2,324
Class C (assuming sale of all shares at end of period).....     432         814      1,323      2,719
Class C (assuming no sale of shares).......................     332         814      1,323      2,719
Class Y....................................................     121         378        654      1,443

--------------------------------------------------------------------------------
                               Prospectus Page 36

--------------------------------------------------------------------------------
                            ------------------------
           UBS PACE International Emerging Markets Equity Investments

           UBS PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISK

--------------------------------------------------------------------------------

FUND OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets in equity securities that are tied economically to emerging market countries. Such investments may include equity securities issued by companies domiciled in emerging market countries. The fund generally defines emerging market countries as countries that are not included in the MSCI World Index of major world economies. However, countries included in this index may be considered emerging markets based on current political and economic factors. For example, the fund's investment advisor has determined, based on an analysis of current economic and political factors pertaining to Hong Kong SAR, that Hong Kong SAR should be considered an emerging market country for purposes of the fund's eligible investments. The fund may not always diversify its investments on a geographic basis among emerging market countries.

The fund may invest, to a limited extent, in bonds, including up to 10% of its total assets in bonds that are below investment grade. Below investment grade securities are commonly known as "junk bonds." The fund may also invest, to a limited extent, in securities of other investment companies that invest in emerging markets. The fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

UBS Global Asset Management (US) Inc. ("UBS Global AM"), the fund's manager, has selected Schroder Investment Management North America Inc. ("SIMNA") to serve as the fund's investment advisor. SIMNA focuses on companies that it believes have a sustainable competitive advantage and growth potential that is undervalued by other investors. SIMNA allocates the fund's assets among emerging market countries based on its assessment of the likelihood that those countries will have favorable long-term business environments. In deciding which securities within a country to buy for the fund, SIMNA analyzes historical growth rates and future growth prospects, management capability and profit margins. SIMNA's evaluation of securities reflects information available from the extensive network of locally based analysts maintained by SIMNA and its affiliates. SIMNA generally sells securities when either the country or the issuer no longer meets these selection criteria or when it identifies more attractive investment opportunities.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

- EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

- FOREIGN INVESTING AND EMERGING MARKETS RISKS -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater for investments in emerging market issuers.

- GEOGRAPHIC CONCENTRATION RISK -- To the extent the fund invests a significant portion of its assets in one geographic area, it will be more susceptible to factors adversely affecting that area.

- CREDIT RISK -- Bond issuers may fail to make payments when due, or they may become less willing or less able to do so.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
                               Prospectus Page 37

--------------------------------------------------------------------------------
                            ------------------------
           UBS PACE International Emerging Markets Equity Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class P shares, the only shares outstanding for at least one calendar year. The Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to a maximum annual program fee of 1.50%. The Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee, nor does it reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. If it did, the total returns shown would be lower.

The table that follows the bar chart shows average annual returns of the fund's Class P shares over several time periods. The table does reflect the maximum annual PACE Select Advisors Program fee. The table does not reflect the sales charges or higher expenses of the fund's Class A, Class B and Class C shares. However, because all classes of shares invest in the same portfolio of securities, their annual returns would differ only to the extent of the different sales charges or expenses. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN OF CLASS P SHARES (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1996                  8.52%
1997                (4.72)%
1998               (24.43)%
1999                 61.85%
2000               (36.45)%

Total Return January 1 to September 30, 2001 -- (28.14)%
Best quarter during calendar years shown: 4th quarter, 1999 -- 27.14% Worst quarter during calendar years shown: 3rd quarter, 1998 -- (21.52)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000

                                                                           MSCI
                                                                         EMERGING
                                                                         MARKETS
                                                                           FREE
                                                              CLASS P     INDEX
                                                              --------   --------
One Year....................................................  (37.40)%   (30.61)%
Five Year...................................................   (5.70)%    (4.17)%
Life of Fund (Inception Date -- 8/24/95)....................   (5.76)%    (4.24)%

--------------------------------------------------------------------------------
                               Prospectus Page 38

--------------------------------------------------------------------------------
                            ------------------------
           UBS PACE International Emerging Markets Equity Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Maximum Sales Charge (Load).................................    5.5%         5%         2%      None
  Maximum Sales Charge (Load) Imposed on Purchases
   (as a % of offering price)...............................    5.5%      None          1%      None
  Maximum Deferred Sales Charge (Load)
   (as a % of offering price)...............................   None          5%         1%      None
Redemption Fee (as a percentage of amount redeemed, if
  applicable)...............................................      1%      None       None          1%
Exchange Fee................................................   None       None       None       None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A    CLASS B    CLASS C    CLASS Y
                                                              --------   --------   --------   --------
Management Fees.............................................   0.90%      0.90%      0.90%      0.90%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       1.00       None
Other Expenses*.............................................   0.91%      0.95%      1.02%      1.03%
                                                               ----       ----       ----       ----
Total Annual Fund Operating Expenses........................   2.06%      2.85%      2.92%      1.93%
                                                               ====       ====       ====       ====
Management Fee Waiver/Expense Reimbursements**..............   0.30%      0.32%      0.40%      0.43%
                                                               ----       ----       ----       ----
Net Expenses**..............................................   1.76%      2.53%      2.52%      1.50%
                                                               ====       ====       ====       ====

---------
 * "Other Expenses" include an administration fee of 0.20% paid by the fund to UBS Global AM.
** The fund and UBS Global AM have entered into a written agreement under which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund to the extent that the total operating expenses of Class A, Class B, Class C or Class Y shares through December 1, 2002 otherwise would exceed the sum of 1.50% (the expense cap for the fund's Class P shares) plus the 12b-1 fees, if any, and any higher transfer agency fees applicable to the particular class. The fund has agreed to repay UBS Global AM for any reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the period when the fund's expenses are lower due to its agreement with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR       3 YEARS        5 YEARS          10 YEARS
                                                            -------------   --------   ---------------   ---------------
Class A...................................................  $         719    $1,133    $         1,571   $         2,786
Class B (assuming sale of all shares at end of period)....            756     1,153              1,675             2,793
Class B (assuming no sale of shares)......................            256       853              1,475             2,793
Class C (assuming sale of all shares at end of period)....            453       957              1,588             3,282
Class C (assuming no sale of shares)......................            353       957              1,588             3,282
Class Y...................................................            153       565              1,002             2,219

--------------------------------------------------------------------------------
                               Prospectus Page 39

--------------------------------------------------------------------------------
                            ------------------------
                         UBS PACE Select Advisors Trust

                   MORE ABOUT RISKS AND INVESTMENT STRATEGIES

--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is greater for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. Some of these low quality bonds may be in default when purchased by a fund. Low quality bonds may fluctuate in value more than higher quality bonds and, during periods of market volatility, may be more difficult to sell at the time and price a fund desires.

DERIVATIVES RISK. The value of "derivatives" -- so-called because their value "derives" from the value of an underlying asset, reference rate or index -- may rise or fall more rapidly than other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the derivative. Options, futures contracts and forward currency contracts are examples of derivatives. A fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if a fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

EQUITY RISK. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. A fund may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

FOREIGN INVESTING AND EMERGING MARKETS RISKS. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices. Foreign investments denominated in foreign currencies are subject to the risk that the value of a foreign currency will fall in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls and speculation. Investments in foreign government bonds involve special risks because the investors may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can be of considerable significance.

Securities of issuers located in emerging market countries are subject to all of the risks of other foreign securities. However, the level of those risks often is higher due to the fact that social, political, legal and economic systems in emerging market countries may be less fully developed and less stable than those in developed countries. Emerging market securities also may be subject to additional risks, such as lower liquidity and larger or more rapid changes in value.

GEOGRAPHIC CONCENTRATION RISK. UBS PACE International Emerging Markets Equity Investments will not necessarily seek to diversify its investments on a geographic basis within the emerging markets category. To the extent the fund concentrates its investments in issuers located in one country or area, it is more susceptible to factors adversely affecting that country or area.

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INDEX STRATEGY RISK. Performance of the portions of UBS PACE Large Co Value Equity Investments and UBS PACE Large Co Growth Equity Investments managed by SSgA may deviate from that of an index because of shareholder purchases and sales of shares, which can occur daily, and because of fees and expenses borne by a fund.

INTEREST RATE RISK. The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments in bonds will fall. Interest rate risk is the primary source of risk for U.S. government and usually for other very high quality bonds. The impact of changes in the general level of interest rates on lower quality bonds may be greater or less than the impact on higher quality bonds.

Some corporate and municipal bonds, particularly those issued at relatively high interest rates, provide that the issuer may repay them earlier than the maturity date. The issuers of these bonds are most likely to exercise these "call" provisions if prevailing interest rates are lower than they were when the bonds were issued. A fund then may have to reinvest the repayments at lower interest rates. Bonds subject to call provisions also may not benefit fully from the rise in value that generally occurs for bonds when interest rates fall.

LEVERAGE RISK. Leverage involves increasing the total assets in which a fund can invest beyond the level of its net assets. Because leverage increases the amount of a fund's assets, it can magnify the effect on the fund of changes in market values. As a result, while leverage can increase a fund's income and potential for gain, it also can increase expenses and the risk of loss. UBS PACE Government Securities Fixed Income Investments and UBS PACE Strategic Fixed Income Investments, which use leverage by investing in when-issued and delayed delivery bonds, attempt to limit the potential magnifying effect of the leverage by managing their portfolio duration.

LIMITED CAPITALIZATION RISK. Securities of mid and small capitalization companies generally involve greater risk than securities of larger capitalization companies because they may be more vulnerable to adverse business or economic developments. Mid and small capitalization companies also may have limited product lines, markets or financial resources, and they may be dependent on a relatively small management group. Securities of mid and small cap companies may be less liquid and more volatile than securities of larger capitalization companies or the market averages in general. In addition, small cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. In general, all of these risks are greater for small cap companies than for mid cap companies.

POLITICAL RISK. The municipal bond market can be significantly affected by political changes, including legislation or proposals at either the state or the federal level to eliminate or limit the tax-exempt status of municipal bond interest or the tax-exempt status of a municipal bond fund's dividends. Similarly, reductions in tax rates may make municipal bonds less attractive in comparison to taxable bonds. Legislatures also may fail to appropriate funds needed to pay municipal bond obligations. These events could cause the value of the municipal bonds held by UBS PACE Municipal Fixed Income Investments to fall and might adversely affect the tax-exempt status of the fund's investments or of the dividends that the fund pays. During periods of uncertainty, the prices of municipal securities can become volatile.

PREPAYMENT RISK. Payments on bonds that are backed by mortgage loans or similar assets may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. As a result, a fund may need to reinvest these early payments at those lower interest rates, thus reducing its income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the underlying loans to be outstanding for a longer time than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer term investment.

RELATED SECURITIES CONCENTRATION RISK. UBS PACE Municipal Fixed Income Investments may invest more than 25% of its total assets in municipal bonds that are issued by public housing authorities and state and local housing finance authorities. Economic, business or political developments or changes that affect one municipal bond in this sector also may affect other municipal bonds in the same sector. As a result, the fund is subject to greater risk than a fund that does not follow this practice.

SECTOR RISK. UBS PACE Large Co Growth Equity Investments and UBS PACE Small/Medium Co Growth Equity Investments each may invest a significant portion of its assets in the stocks of companies in various economic sectors. During the past year, each had significant portions of its assets in stocks of companies in

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the technology and/or healthcare sectors. Because each of these funds may invest a significant portion of its assets in the stocks of companies in particular economic sectors, economic changes adversely affecting such a sector may have more of an impact on the fund's performance than another fund having a broader range of investments. For example, individual issuers within the technology sector, as well as the technology sector as a whole, can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits and competition from new market entrants.

SINGLE ISSUER CONCENTRATION RISK. UBS PACE Intermediate Fixed Income Investments and UBS PACE Global Fixed Income Investments are non-diversified. A non-diversified fund may invest more than 5% of its total assets in securities of a single issuer to a greater extent than a diversified fund. When a fund holds a large position in the securities of one issuer, changes in the financial condition or in the market's assessment of that issuer may cause larger changes in the fund's total return and in the price of its shares than it would for a diversified fund.

ADDITIONAL RISK

STRUCTURED SECURITY RISK. The funds may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (E.G., enhanced liquidity, yields linked to short-term interests rates). If those securities behaved in a way that a fund's investment advisor(s) did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

CASH RESERVES; DEFENSIVE POSITIONS. Each fund may invest to a limited extent in money market instruments as a cash reserve for liquidity or other purposes. UBS PACE Municipal Fixed Income Investments may invest to a limited extent in taxable money market instruments for liquidity purposes when suitable municipal money market instruments are not available.

As vehicles to implement long-term investment strategies, each fund is normally fully invested in accordance with its investment objective and policies. However, with the concurrence of UBS Global AM, a fund may take a defensive position that is different from its normal investment strategy to protect itself from adverse market conditions. This means that a fund may temporarily invest a larger-than-normal part, or even all, of its assets in cash or money market instruments, including (for funds that are authorized to invest outside the United States) money market instruments that are denominated in foreign currencies. In addition, each fund may increase its cash reserves to facilitate the transition of the investment style and strategies of a new investment advisor. Because these investments provide relatively low income, a defensive or transition position may not be consistent with achieving a fund's investment objective.

In addition, the funds listed below may make the following temporary investments for defensive purposes:

- UBS PACE Municipal Fixed Income Investments may invest without limit in certain taxable securities.

- UBS PACE Global Fixed Income Investments may invest in securities of only one country, including the United States.

- UBS PACE International Equity Investments may invest without limit in bonds that are traded in the United States and in foreign markets.

PORTFOLIO TURNOVER. Each fund may engage in frequent trading to achieve its investment objective. Frequent trading can result in portfolio turnover in excess of 100% (high portfolio turnover).

Frequent trading may increase the portion of a fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable distributions that year. Frequent trading also may increase the portion of a fund's realized capital gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on distributions that represent short-term capital gains than they would pay on distributions that represent long-term capital gains. Frequent trading also may result in higher fund expenses due to transaction costs and may negatively impact fund performance.

The funds do not restrict the frequency of trading to limit expenses or to minimize the tax effect that a fund's distributions may have on shareholders.

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                           MANAGING YOUR FUND ACCOUNT

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FLEXIBLE PRICING
The funds offer four classes of shares - Class A, Class B, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest in a fund and how long you plan to hold your fund shares. Class Y shares are only available to certain types of investors.

Each fund has adopted a rule 12b-1 plan for its Class A, Class B and Class C shares that allows it to pay service and (for Class B and Class C shares) distribution fees for the sale of its shares and services provided to shareholders. Because the 12b-1 distribution fees for Class B and Class C shares are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid other types of sales charges, such as the front-end sales charge for Class A shares.

You may qualify for a waiver of certain sales charges on Class A, Class B and Class C shares. See "Sales Charge Waivers for Class A, Class B and Class C Shares" below. You may also qualify for a reduced sales charge on Class A shares. See "Sales Charge Reductions for Class A Shares" below.

CLASS A SHARES

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is paid at the time of purchase and is not invested in the fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for each fund are described in the following table.

CLASS A SALES CHARGES - UBS PACE Government Securities Fixed Income Investments, UBS PACE Intermediate Fixed Income Investments, UBS PACE Strategic Fixed Income Investments, UBS PACE Municipal Fixed Income Investments and UBS PACE Global Fixed Income Investments.

                                                                                              REALLOWANCE TO
                                                  SALES CHARGE AS A PERCENTAGE OF:         SELECTED DEALERS AS
AMOUNT OF INVESTMENT                            OFFERING PRICE   NET AMOUNT INVESTED   PERCENTAGE OF OFFERING PRICE
--------------------                            --------------   -------------------   ----------------------------
Less than $100,000............................       4.50%                4.71%                    4.00%
$100,000 to $249,999..........................       3.50                 3.63                     3.00
$250,000 to $499,999..........................       2.50                 2.56                     2.00
$500,000 to $999,999..........................       2.00                 2.04                     1.75
$1,000,000 and over(1)........................       None                 None                     1.00(2)

CLASS A SALES CHARGES - UBS PACE Large Co Value Equity Investments, UBS PACE Large Co Growth Equity Investments, UBS PACE Small/Medium Co Value Equity Investments, UBS PACE Small/Medium Co Growth Equity Investments, UBS PACE International Equity Investments and UBS PACE International Emerging Markets Equity Investments.

                                                                                              REALLOWANCE TO
                                                  SALES CHARGE AS A PERCENTAGE OF:         SELECTED DEALERS AS
AMOUNT OF INVESTMENT                            OFFERING PRICE   NET AMOUNT INVESTED   PERCENTAGE OF OFFERING PRICE
--------------------                            --------------   -------------------   ----------------------------
Less than $50,000.............................       5.50%                5.82%                       5.00%
$50,000 to $99,999............................       4.50                 4.71                        4.00
$100,000 to $249,999..........................       3.50                 3.63                        3.00
$250,000 to $499,999..........................       2.50                 2.56                        2.00
$500,000 to $999,999..........................       2.00                 2.04                        1.75
$1,000,000 and over(1)........................       None                 None                  Up to 1.00(2)

---------

(1) A deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under the funds' Automatic Cash Withdrawal Plan are not subject to this charge.

(2) UBS Global AM pays 1% to the dealer for sales of greater than $1 million but less than $3 million, 0.75% for sales of at least $3 million but less than $5 million, 0.50% for sales of at least $5 million but less than $50 million and 0.25% for sales of $50 million or more.

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CLASS B SHARES

Class B shares have a deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase in fund shares. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for the period specified below, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of the specified period, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:

                         PERCENTAGE (BASED ON AMOUNT OF INVESTMENT)
                           BY WHICH THE SHARES' NET ASSET VALUE IS
                                         MULTIPLIED:
                        ---------------------------------------------
                          LESS      $100,000    $250,000    $500,000
IF YOU SELL               THAN         TO          TO          TO
SHARES WITHIN:          $100,000+   $249,999    $499,999    $999,999
--------------          ---------   ---------   ---------   ---------
1st year since
  purchase...........      5%          3%          3%          2%
2nd year since
  purchase...........      4%          2%          2%          1%
3rd year since
  purchase...........      3%          2%          1%         None
4th year since
  purchase...........      2%          1%         None        None
5th year since
  purchase...........      2%         None        None        None
6th year since
  purchase...........      1%         None        None        None
7th year since
  purchase...........     None        None        None        None

---------

+ These percentages also apply to purchases made prior to November 5, 2001, regardless of the amount of Class B shares purchased.

IF YOU ARE ELIGIBLE FOR A COMPLETE WAIVER OF THE SALES CHARGE ON CLASS A SHARES BECAUSE YOU ARE INVESTING $1 MILLION OR MORE, YOU SHOULD PURCHASE CLASS A SHARES, WHICH HAVE LOWER ONGOING EXPENSES.

Class B shares automatically convert to Class A shares after the end of the sixth year if you purchase less than $100,000, after the end of the fourth year if you purchase at least $100,000 but less than $250,000, after the end of the third year if you purchase at least $250,000 but less than $500,000, and after the end of the second year if you purchase $500,000 or more but less than $1 million. TO QUALIFY FOR THE LOWER DEFERRED SALES CHARGE AND SHORTER CONVERSION SCHEDULE, YOU MUST MAKE THE INDICATED INVESTMENT AS A SINGLE PURCHASE.

We will not impose the deferred sales charge on Class B shares purchased by reinvesting dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Automatic Cash Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

- First, Class B shares representing reinvested dividends, and

- Second, Class B shares that you have owned the longest.

CLASS C SHARES

Class C shares have a front-end sales charge that is included in the offering price of the Class C shares, as described in the following table. This sales charge is paid at the time of the purchase and is not invested in the fund.

   SALES CHARGE AS A PERCENTAGE OF      REALLOWANCE TO
-------------------------------------  SELECTED DEALERS
                         NET AMOUNT    AS PERCENTAGE OF
   OFFERING PRICE         INVESTED      OFFERING PRICE
---------------------  --------------  ----------------
        1.00%              1.01%            1.00%

Class C shares pay an annual 12b-1 distribution fee of 0.50% of average net assets for fixed income funds and 0.75% of average net assets for equity funds, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a deferred sales charge applicable if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% for equity funds and 0.75% for fixed income funds by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale.

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SALES CHARGE WAIVERS FOR CLASS A, CLASS B AND CLASS C SHARES

CLASS A FRONT-END SALES CHARGE WAIVERS. Front-end sales charges will be waived if you buy Class A shares with proceeds from the following sources:

1. Redemptions from any registered mutual fund for which UBS Global AM or any of its affiliates serve as principal underwriter if you:

   - Originally paid a front-end sales charge on the shares; and

   - Reinvest the money within 60 days of the redemption date.

The fund's front-end sales charges will also not apply to Class A purchases by or through:

2. Employees of UBS AG and its subsidiaries and members of the employees' immediate families; and members of the Board of Directors/Trustees of any investment company for which UBS Global AM or any of its affiliates serve as principal underwriter.

3. Trust companies and bank trust departments investing on behalf of their clients if clients pay the bank or trust company an asset-based fee for trust or asset management services.

4. Retirement plans and deferred compensation plans that have assets of at least $1 million or at least 25 eligible employees.

5. Broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into a selling agreement with UBS Global AM (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of fund shares), on behalf of clients participating in a fund supermarket, wrap program, or other program in which clients pay a fee for advisory services, executing transactions in fund shares, or for otherwise participating in the program.

6. Employees of broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into a selling agreement with UBS Global AM (or otherwise having an arrangement with a broker-dealer or other financial institution with respect to sales of fund shares), and their immediate family members, as allowed by the internal policies of their employer.

7.  Insurance company separate accounts.

8. Shareholders of the Class N shares of any UBS fund who held such shares at the time they were redesignated as Class A shares.

9.  Reinvestment of capital gains distributions and dividends.

10. College savings plans organized under Section 529 of the Internal Revenue Code.

11. A UBS PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm, and

   - you were the Financial Advisor's client at the competing brokerage firm;

   - within 90 days of buying shares in the fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a deferred sales charge when selling them or held those shares until the deferred sales charge was waived; and

   - you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund.

CLASS C FRONT-END SALES CHARGE WAIVERS. Front-end sales charges will be waived if you buy Class C shares through a UBS PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm, and

   - you were the Financial Advisor's client at the competing brokerage firm;

   - within 90 days of buying shares in the fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a deferred sales charge when selling them or held those shares until the deferred sales charge was waived; and

   - you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund.

CLASS A, CLASS B AND CLASS C SHARES DEFERRED SALES CHARGE WAIVERS. The deferred sales charge will be waived for:

- Redemptions of Class A shares by former holders of Class N shares;

- Exchanges between funds for which UBS Global AM or one of its affiliates serves as principal underwriter, if purchasing the same class of shares;

- Redemptions following the death or disability of the shareholder or beneficial owner;

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- Tax-free returns of excess contributions from employee benefit plans;

- Distributions from employee benefit plans, including those due to plan termination or plan transfer;

- Redemptions made in connection with the Automatic Cash Withdrawal Plan, provided that such redemptions:

    - are limited annually to no more than 12% of the original account value;

    - are made in equal monthly amounts, not to exceed 1% per month; and

    - the minimum account value at the time the Automatic Cash Withdrawal Plan was initiated was no less than $5,000; and

    - Redemptions of shares purchased through retirement plans.

SALES CHARGE REDUCTIONS FOR CLASS A SHARES (RIGHT OF ACCUMULATION/CUMULATIVE QUANTITY DISCOUNT)

A purchaser of Class A shares may qualify for a cumulative quantity discount by combining a current purchase with certain other Class A shares of Family Funds already owned ("Family Funds" include other UBS PACE Select funds, UBS Funds and other funds for which UBS Global AM or any of its affiliates serve as principal underwriter). To determine if you qualify for a reduced front-end sales charge, the amount of your current purchase is added to the cost or current value, whichever is higher, of your other Class A shares as well as those Class A shares of your spouse and children under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts invested in Class A shares of the Family Funds. Companies with one or more retirement plans may add together the total plan assets invested in Class A shares of the Family Funds to determine the front-end sales charge that applies.

To qualify for the cumulative quantity discount on a purchase through a financial institution, when each purchase is made the investor or institution must provide UBS Global AM with sufficient information to verify that the purchase qualifies for the privilege or discount.

NOTE ON SALES CHARGE WAIVERS FOR CLASS A, CLASS B AND CLASS C SHARES

If you think you qualify for any of the sales charge waivers described above, you will need to provide documentation to UBS Global AM or the funds. For more information, you should contact your investment professional or call 1-800-647-1568. If you want information on the funds' Automatic Cash Withdrawal Plan, see the SAI or contact your investment professional.

CLASS Y SHARES
Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares.

The following are eligible to purchase Class Y shares:

- Shareholders of the Class I shares of any UBS Fund who held such shares as of the date the shares were redesignated Class Y shares;

- Retirement plans with 5,000 or more eligible employees or $100 million or more in plan assets;

- Retirement plan platforms/programs that include fund shares if the platform/program covers plan assets of at least $100 million;

- Trust companies and bank trust departments purchasing shares on behalf of their client in a fiduciary capacity;

- Banks, registered investment advisors and other financial institutions purchasing fund shares for their clients as part of a discretionary asset allocation model portfolio, where the client is charged an advisory fee by the institution;

- Shareholders who owned Class Y shares of a fund through the PACE-SM- Multi Advisor Program as of November 15, 2001, will be eligible to continue to purchase Class Y shares of that fund through the Program;

- College savings plans organized under Section 529 of the Internal Revenue Code, if shareholder servicing fees are paid exclusively outside of the participating funds; and

- Other investors as approved by the funds' Board of Trustees.

Class Y shares do not pay ongoing distribution or service fees. The ongoing expenses for Class Y shares are the lowest of all the classes.

BUYING SHARES

You can buy fund shares through your investment professional at a broker-dealer or other financial institution with which UBS Global AM has a dealer agreement or through the funds' transfer agent as described below.

If you wish to invest in other Family Funds, you can do so by:

- Contacting your investment professional (if you have an account at a financial institution that has entered into a dealer agreement with UBS Global AM);

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- Buying shares through the transfer agent as described below; or

- Opening an account by exchanging shares from another Family Fund.

The funds and UBS Global AM reserve the right to reject a purchase order or suspend the offering of shares.

MINIMUM INVESTMENTS:
To open an account...........       $1,000
To add to an account.........       $  100

Each fund may waive or reduce these amounts for:

- Employees of UBS Global AM or its affiliates; or

- Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the funds' automatic investment plans.

MARKET TIMERS. The interests of a fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations - also known as "market timing." When large dollar amounts are involved, the fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's fund shares. These factors may hurt the fund's performance and its shareholders. When UBS Global AM believes frequent trading would have a disruptive effect on a fund's ability to manage its investments, UBS Global AM and the fund may reject purchase orders and exchanges into the fund by any person, group or account that UBS Global AM believes to be a market timer.

SELLING SHARES

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment.

If you hold your shares through a financial institution, you can sell shares by contacting your investment professional. If you purchased shares through the funds' transfer agent, you may sell them as explained below.

If you sell Class A shares and then repurchase Class A shares of the same fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

It costs each fund money to maintain shareholder accounts. Therefore, the funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

REDEMPTION FEE (UBS PACE INTERNATIONAL EQUITY INVESTMENTS AND UBS PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS). Effective April 15, 2002, if you sell or exchange Class A shares or sell Class Y shares of UBS PACE International Equity Investments or UBS PACE International Emerging Markets Equity Investments less than 90 days after you purchased them, a redemption fee of 1.00% of the amount sold or exchanged will be deducted at the time of the transaction, except as noted below. This amount will be paid to the applicable fund, not to UBS Global AM. The redemption fee is designed to offset the costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading. Shares held the longest will be redeemed first for purposes of calculating the redemption fee. The redemption fee will not apply to Class A or Class Y shares of the above referenced funds:

- that are held through certain omnibus accounts, including retirement plans qualified under Section 401(k) of the Internal Revenue Code ("IRC") or plans administered as college savings programs under Section 529 of the IRC;

- that are sold or exchanged under automatic withdrawal plans;

- that are held through certain managed account programs with automatic asset allocation rebalancing features; or

- that are sold due to death or disability of the shareholder.

EXCHANGING SHARES

You may exchange Class A, Class B or Class C shares of each fund for shares of the same class of most other Family Funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares, but shareholders of UBS PACE International Equity Investments and UBS PACE International Emerging Markets Equity Investments may be subject to a

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redemption fee as noted above. Also, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. Each fund will use the date of your original purchase to determine whether you must pay a deferred sales charge when you sell the shares of the fund acquired in the exchange.

Other Family Funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

If you hold your fund shares through a financial institution, you may exchange your shares by placing an order with that institution. If you hold your fund shares through the funds' transfer agent, you may exchange your shares as explained below.

A fund may modify or terminate the exchange privilege at any time.

TRANSFER AGENT

If you wish to invest in any of the Family Funds through the funds' transfer agent, PFPC Inc., you can obtain an application by calling 1-800-647-1568. You must complete and sign the application and mail it, along with a check to the transfer agent.

You may also sell or exchange your shares by writing to the fund's transfer agent. Your letter must include:

- Your name and address;

- Your account number;

- The name of the fund whose shares you are selling, and if exchanging shares, the name of the fund whose shares you want to buy;

- The dollar amount or number of shares you want to sell and/or exchange; and

- A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The funds will not accept signature guarantees that are not part of these programs.

Applications to purchase shares (along with a check), and letters requesting redemptions of shares or exchanges of shares through the transfer agent, should be mailed to:

  PFPC Inc.
  Attn.: UBS Mutual Funds
  P.O. Box 8950
  Wilmington, DE 19899.

You do not have to complete an application when you make additional investments in the same fund.

PRICING AND VALUATION

The price at which you may buy, sell or exchange each fund's shares is based on net asset value per share. Each fund calculates its net asset value on days that the New York Stock Exchange (NYSE) is open. A fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the funds do not price their shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, each fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value (adjusted for any applicable sales charges) that is next calculated after the fund accepts your order. If you place your order through a financial institution, your investment professional is responsible for making sure that your order is promptly sent to the fund.

Each fund calculates its net asset value based on the current market value for its portfolio securities. The funds normally obtain market values for their securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the Trust's board of trustees. The funds normally use the amortized cost method to value bonds that will mature in 60 days or less.

Judgment plays a greater role in valuing thinly traded securities, including many lower-rated bonds, because there is less reliable, objective data available.

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                               Prospectus Page 48

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                         UBS PACE Select Advisors Trust

The funds calculate the U.S. dollar value of investments that are denominated in foreign currencies daily, based on current exchange rates. A fund may own securities, including some securities that trade primarily in foreign markets, that trade on weekends or other days on which a fund does not calculate market value. As a result, a fund's net asset value may change on days when you will not be able to buy and sell fund shares. If a fund concludes that a material change in the value of a foreign security has occurred after the close of trading in its principal foreign market but before the close of trading on the NYSE, the fund may use fair value methods to reflect those changes. This policy is intended to assure that the fund's net asset value fairly reflects security values as of the time of pricing.

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                                   MANAGEMENT

--------------------------------------------------------------------------------

MANAGER AND INVESTMENT ADVISORS

UBS Global Asset Management (US) Inc. ("UBS Global AM") is the manager and administrator of each fund. UBS Global AM is located at 51 West 52nd Street, New York, New York 10019-6114, and is an indirect wholly owned asset management subsidiary of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. On February 28, 2002, UBS Global AM was the investment advisor, sub-advisor or manager of 24 investment companies with 48 separate portfolios and aggregate assets of approximately $71.0 billion.

UBS Global AM selects investment advisors for the funds, subject to approval of the board, and reviews the performance of those investment advisors.

The funds have received an exemptive order from the SEC to permit the board to select and replace investment advisors and to amend the sub-advisory contracts between UBS Global AM and the investment advisors without obtaining shareholder approval.

MANAGEMENT AND ADMINISTRATION FEES

Each fund pays fees to UBS Global AM for management and administrative services. The annual contract rate for management services varies from 0.40% to 0.90% of a fund's average daily net assets. The annual contract rate for administrative services is 0.20% of each fund's average daily net assets. The following table shows the combined annual fee rate for management and administrative services for each fund:

UBS PACE Government Securities Fixed
  Income Investments...................   0.70%
UBS PACE Intermediate Fixed Income
  Investments..........................   0.60%
UBS PACE Strategic Fixed Income
  Investments..........................   0.70%
UBS PACE Municipal Fixed Income
  Investments..........................   0.60%
UBS PACE Global Fixed Income
  Investments..........................   0.80%
UBS PACE Large Co Value Equity
  Investments..........................   0.80%
UBS PACE Large Co Growth Equity
  Investments..........................   0.80%
UBS PACE Small/Medium Co Value Equity
  Investments..........................   0.80%
UBS PACE Small/Medium Co Growth Equity
  Investments..........................   0.80%
UBS PACE International Equity
  Investments..........................   0.90%
UBS PACE International Emerging Markets
  Equity Investments...................   1.10%

During the fiscal year ended July 31, 2001, some of the funds paid UBS Global AM at the lower effective rate shown below because UBS Global AM waived a portion of its fees:

UBS PACE Government Securities Fixed
  Income Investments...................   0.39%
UBS PACE Intermediate Fixed Income
  Investments..........................   0.44%
UBS PACE Strategic Fixed Income
  Investments..........................   0.63%
UBS PACE Municipal Fixed Income
  Investments..........................   0.31%
UBS PACE Global Fixed Income
  Investments..........................   0.45%
UBS PACE Large Co Value Equity
  Investments..........................   0.57%
UBS PACE Large Co Growth Equity
  Investments..........................   0.63%
UBS PACE Small/Medium Co Value Equity
  Investments..........................   0.73%

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                         UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity
  Investments..........................   0.70%
UBS PACE International Equity
  Investments..........................   0.72%
UBS PACE International Emerging Markets
  Equity Investments...................   0.72%

INVESTMENT ADVISORS AND PORTFOLIO MANAGERS

UBS PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS AND UBS PACE STRATEGIC FIXED INCOME INVESTMENTS. Pacific Investment Management Company LLC ("PIMCO") serves as investment advisor for these funds. PIMCO is located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. On September 30, 2001, PIMCO had approximately $234.9 billion in assets under management. PIMCO is one of the largest fixed income management firms in the nation. Included among PIMCO's institutional clients are many "Fortune 500" companies.

Pasi Hamalainen, a managing director of PIMCO, has been primarily responsible for the day-to-day portfolio management for UBS PACE Government Securities Fixed Income Investments since November 5, 2001. Mr. Hamalainen is a generalist portfolio manager and a member of PIMCO's investment committee. Previously, he served as PIMCO's Head of Fixed Income portfolio management in Europe and as the director of portfolio analytics and the co-head of the firm's mortgage team in Newport Beach. Mr. Hamalainen joined the firm in 1994, having previously held a fellowship at The Wharton School. He has eight years of investment experience and holds bachelor's degrees in both electrical engineering and finance from the University of Pennsylvania and a master's in finance from The Wharton School at the University of Pennsylvania.

Since July 1997, William C. Powers, a managing director of PIMCO, has been primarily responsible for the day-to-day portfolio management for UBS PACE Strategic Fixed Income Investments. Mr. Powers has been associated with PIMCO since 1991 as a senior member of the fixed income portfolio management group.

UBS PACE INTERMEDIATE FIXED INCOME INVESTMENTS. Metropolitan West Asset Management, LLC ("MWAM") serves as investment advisor for UBS PACE Intermediate Fixed Income Investments. MWAM is located at 11766 Wilshire Blvd., Suite 1580, Los Angeles, California 90025. MWAM was formed in 1996 and, as of September 30, 2001, had over $14.5 billion in fixed income investments under management.

MWAM uses a team approach in advising UBS PACE Intermediate Fixed Income Investments. The team members are Stephen Kane, Laird R. Landmann, Tad Rivelle and Brian H. Loo. All team members have held their fund responsibilities since October 10, 2000.

Mr. Kane, CFA has been a portfolio manager with MWAM since August 1996. From November 1995 until July 1996, he was a portfolio manager with Hotchkis and Wiley in Los Angeles, California. Before then, Mr. Kane was an account manager with PIMCO in Newport Beach, California.

Mr. Landmann has been a managing director and portfolio manager with MWAM since August 1996. From November 1992 until July 1996, he was a principal and co-director of fixed income with Hotchkis and Wiley in Los Angeles, California. Before then, he was a portfolio manager with PIMCO in Newport Beach, California.

Mr. Rivelle has been the chief investment officer and a managing director with MWAM since August 1996. From November 1992 until July 1996, he was a principal and co-director of fixed income with Hotchkis and Wiley in Los Angeles, California. Before then, he was a portfolio manager with PIMCO in Newport Beach, California.

Mr. Loo, CFA has been a portfolio manager and analyst with MWAM since
August 1996. From June 1996 until July 1996, Mr. Loo worked as an analyst with Hotchkis and Wiley in Los Angeles, California. Before then, he worked as an analyst with Trust Company of the West (starting in May 1994 while completing a graduate finance degree at Carnegie Mellon University).

UBS PACE MUNICIPAL FIXED INCOME INVESTMENTS. Standish Mellon Asset Management Company LLC ("Standish Mellon") serves as investment advisor for UBS PACE Municipal Fixed Income Investments. Standish Mellon is located at One Financial Center, Boston, Massachusetts 02111. Standish Mellon assumed management of the fund on August 1, 2001. Standish Mellon's predecessor was founded in 1933 and, as of September 30, 2001, Standish Mellon had over $40.6 billion in assets under management. Christine L. Todd is primarily responsible for the day-to-day management of the fund. She has held her fund responsibilities with either Standish Mellon or its predecessor since June 1, 2000. Ms. Todd is a director of Standish Mellon. She joined Standish Mellon's predecessor in 1995 from Gannett, Welsh & Kotler, where she was a vice president responsible for municipal bond research and trading.

UBS PACE GLOBAL FIXED INCOME INVESTMENTS. Rogge Global Partners plc and Fischer Francis Trees & Watts,

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                         UBS PACE Select Advisors Trust

Inc. and its affiliates serve as investment advisors for UBS PACE Global Fixed Income Investments. Rogge Global Partners is located at Sion Hall, 56 Victoria Embankment, London, EC4Y ODZ, England. Rogge Global Partners was organized in 1984 and specializes in global fixed income management. As of September 30, 2001, it had approximately $6.9 billion in assets under management.

Rogge Global Partners uses a team approach in managing the fund's portfolio. The team is led by Olaf Rogge, the chief investment officer of Rogge Global Partners. Mr. Rogge, who founded Rogge Global Partners in 1984, has been managing global investments for more than 25 years and has held his fund responsibilities since the fund's inception in August 1995.

Other members of the team are John Graham, Richard Bell, Adrian James, Malie Conway and Richard Gray. These team members have held their fund responsibilities since August 1995 except for Ms. Conway, who has held her responsibilities since August 1998, and Mr. Gray, who has held his fund responsibilities since April 1999.

Mr. Graham joined Rogge Global Partners in February 1994 and is currently a director, portfolio manager and analyst. Prior to that time, he served as a senior manager of the multi-currency fixed income investment team at JP Morgan. Mr. Bell joined Rogge Global Partners in June 1990 and serves as a director, portfolio manager and analyst. Mr. James joined Rogge Global Partners in April 1995 and serves as a director, portfolio manager and analyst. From October 1987 through April 1995, Mr. James worked for NatWest Capital Markets, where he was a director and functioned as the international bond economist.

Ms. Conway joined Rogge Global Partners in 1998 as a portfolio manager in charge of global credit. She was previously a senior portfolio manager at Rothschild Asset Management managing U.S., global and short-term mandates. Before joining Rothschild, she spent seven years at JP Morgan where she also managed U.S., global and short-term mandates.

Richard Gray joined Rogge Global Partners in April 1999 and serves as a portfolio manager and head of emerging markets. He was previously a vice president, emerging debt research of Bank of America (1995-1999) and director, emerging debt research for Nomura International (1994-1995).

Fischer Francis Trees & Watts, Inc. ("FFTW (NY)") is located at 200 Park Avenue, 46th Floor, New York, New York 10166. The addresses for its affiliates are Royal Exchange, London, EC 3V 3RA for Fischer Francis Trees & Watts (UK)("FFTW (UK)"); 50 Raffles Place, #22-01 Singapore Land Tower, Singapore 048623 for Fischer Francis Trees & Watts Pte Ltd (Singapore); and Fukoku Seimei Building 21F, 2-2, Uchisaiwaicho 2-chome, Chiyoda-Ku Tokyo 100, for Fischer Francis Trees & Watts KK (Japan). The affiliates are either wholly owned subsidiaries of FFTW (NY) or, in the case of FFTW (UK), is a partnership majority owned by FFTW (NY) and minority owned by FFTW Ltd., a UK corporation or are owned jointly by FFTW (NY) and its parent corporation. FFTW (NY) and its affiliates are referred to collectively as "FFTW." As of September 30, 2001, FFTW and its affiliates had approximately $32 billion in assets under management.

FFTW uses a team approach in which a specific portfolio manager is responsible for managing FFTW's share of the fund's assets and determines the broad risk parameters under which these investments operate, but relies on specialist investment teams to determine specific fund investments. The portfolio manager is David Marmon, a managing director of FFTW. Key members of the team are Liaquat Ahamed, president, chief executive officer and chief investment officer of FFTW, and Adnan Akant, Stewart Russell, Richard Williams and Simon Hard, all of whom are managing directors of FFTW. These individuals have held their fund responsibilities since October 10, 2000.

Mr. Marmon joined FFTW in 1990 from Yamaichi International (America) where he was head of futures and options research. His responsibilities at Yamaichi included generating trade ideas, daily analysis of market opportunities and preparing research reports. He was previously a financial analyst and strategist at the First Boston Corporation, where he developed hedging programs for financial institutions and industrial firms. He also performed historical and scenario analyses of the futures and options markets for traders and clients. Mr. Marmon began his career in finance as a research analyst on Chase Manhattan's arbitrage and municipal trading desks.

Mr. Ahamed came to FFTW in 1988 after nine years with the World Bank, where he was in charge of the bank's investments in all non-dollar government bond markets. Before assuming responsibility for the management of the non-dollar portfolios, he was responsible for investment and trading in each of the markets, including pounds sterling, Deutsche mark, Japanese yen, Canadian dollars and Australian dollars. In addition, he was involved in providing technical advice to numerous central banks on reserve and liability

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management. Mr. Ahamed worked initially as an economist at the World Bank, providing economic advice and analyses to senior government officials in numerous developing countries including the Philippines, Korea, Bangladesh and Kenya.

Mr. Akant joined FFTW in 1984 after six years with the World Bank, where he served initially as a project financial analyst in Europe and the Middle East area before joining the treasurer's staff as an investment officer in 1979. Over the next five years, as a member of the investment department, he was responsible for investment and trading of each of the major sectors of the bank's actively managed liquidity portfolio. He was a member of the investment strategy committee and shares responsibility for formulating and implementing the bank's trading and investment strategy. In 1982, Mr. Akant was promoted to senior investment officer and was the division's deputy in charge of the U.S. dollar portfolio.

Mr. Russell joined FFTW in 1992 from the short-term proprietary trading desk in the global markets area of J.P. Morgan. His primary responsibilities included proprietary positioning of U.S. and non-U.S. government obligations, corporate bonds and asset-backed securities. Prior to that, Mr. Russell managed J.P. Morgan's short-term interest rate risk group, coordinating a $10 billion book of assets and liabilities.

Mr. Williams joined FFTW in 1995 from Deutsche Morgan Grenfell, where he worked as an analyst in the fixed-income research department.

Mr. Hard joined FFTW's affiliate in London in 1989 from Mercury Asset Management, the investment management affiliate of S.G. Warburg & Co., LTD (now Warburg Dillon Read). His responsibilities there included the formulation of global bond and currency investment policies, and the management of interest rate and currency exposures of the firm's specialist non-dollar bond portfolios. He was previously first vice president and London branch manager of Julius Baer Investment Management, Inc.

UBS PACE LARGE CO VALUE EQUITY INVESTMENTS. Institutional Capital Corporation ("ICAP"), Westwood Management Corporation ("Westwood") and SSgA Funds Management, Inc. ("SSgA") serve as investment advisors for UBS PACE Large Co Value Equity Investments. ICAP is located at 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606-1229, and has been in the investment management business since 1970. As of September 30, 2001, ICAP had approximately $12 billion in assets under management. ICAP uses a team approach in the day-to-day management of its share of the fund's assets and has held its fund responsibilities since July 1, 2000.

Westwood is located at 300 Crescent Court, Suite 1300, Dallas, Texas 75201, and has been in the investment management business since 1983. As of September 30, 2001, Westwood had approximately $3.4 billion in assets under management. Susan
M. Byrne, president of Westwood since 1983, is primarily responsible for the day-to-day management of Westwood's share of the fund's assets. Ms. Byrne has held her fund responsibilities since July 1, 2000.

SSgA is located at Two International Place, Boston, Massachusetts 02110, and is an affiliate of State Street Bank and Trust Company. As of September 30, 2001, SSgA had approximately $51 billion in assets under management and is part of a group of companies that manages approximately $758 billion. SSgA uses a team approach in the day-to-day management of its share of the fund's assets. SSgA and its predecessor, an affiliate, have held their fund responsibilities since October 10, 2000.

UBS PACE LARGE CO GROWTH EQUITY INVESTMENTS. Alliance Capital Management L.P. ("Alliance Capital") and SSgA serve as investment advisors for UBS PACE Large Co Growth Equity Investments. Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105. It is a leading international investment manager supervising client accounts with assets as of June 30, 2001 of approximately $465 billion.

Jane Mack Gould is primarily responsible for the day-to-day management of the fund's assets allocated to Alliance Capital and has held her fund responsibilities since November 1997. Ms. Gould is a senior vice president and portfolio manager and has been with Alliance Capital since 1971.

SSgA is located at Two International Place, Boston, Massachusetts 02110, and is an affiliate of State Street Bank and Trust Company. As of September 30, 2001, SSgA had approximately $51 billion in assets under management and is part of a group of companies that manages approximately $758 billion. SSgA uses a team approach in the day-to-day management of its share of the fund's assets. SSgA and its predecessor, an affiliate, have held their fund responsibilities since October 10, 2000.

UBS PACE SMALL/MEDIUM CO VALUE EQUITY INVESTMENTS. Ariel Capital Management, Inc. ("Ariel") and ICM Asset Management, Inc. ("ICM") serve as investment advisors for UBS PACE Small/Medium Co Value Equity Investments. Ariel is located at 200 East Randolph Drive,

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Suite 2900, Chicago, Illinois 60601. It is an investment manager with approximately $6.2 billion in assets under management as of September 30, 2001. Eric T. McKissack is primarily responsible for the day-to-day management of the fund's assets allocated to Ariel and held his fund responsibilities since October 1999. He has been with Ariel since 1986 and is currently its vice chair and co-chief investment officer.

ICM is located at 601 W. Main Avenue, Suite 600, Spokane, WA 99201. Although ICM has been registered as an investment advisor since 1982, it had not previously advised mutual funds before October 2000. As of September 30, 2001, it had approximately $1.9 billion in assets under management. ICM uses a team approach in the day-to-day management of its share of the fund's assets and has held its fund responsibilities since October 10, 2000. ICM's team is led by Kevin A. Jones, CFA, and James M. Simmons, CFA. Five experienced analysts round out the research team led by Messrs. Simmons and Jones.

Mr. Simmons is the founder and chief investment officer of ICM. Mr. Jones is a senior portfolio manager with ICM and has managed small- and mid-cap portfolios since 1997. Prior to his appointment as senior portfolio manager in October 1998, Mr. Jones covered numerous industries as a research analyst. Before joining ICM, Mr. Jones spent time as a portfolio analyst for another Northwest investment adviser and as a financial consultant for two major brokerage firms. He has over 13 years experience in the securities industry.

UBS PACE SMALL/MEDIUM CO GROWTH EQUITY INVESTMENTS. Delaware Management Company, a series of Delaware Management Business Trust, serves as investment advisor for UBS PACE Small/Medium Co Growth Equity Investments. Delaware Management is located at One Commerce Square, Philadelphia, PA 19103. Delaware Management Company and its predecessors have been managing funds for affiliated organizations in the financial services industry, including insurance and investment management, since 1938. As of September 30, 2001, Delaware Management Company and its investment advisory affiliates had over $80 billion in assets under management.

Gerald S. Frey is primarily responsible for the fund's day-to-day portfolio management and has held his fund responsibilities since December 1996. Mr. Frey is Managing Director/Chief Investment Officer, Growth Investing of Delaware Management Company. Prior to joining the group of companies of which Delaware Management Company is a part in 1996, Mr. Frey was a senior director with Morgan Grenfell Capital Management, Incorporated in New York. He has 22 years of experience in the money management business.

In making investment decisions for the fund, Mr. Frey regularly consults with other members of the Delaware Management team: John A. Heffern, Marshall T. Bassett, Jeffrey W. Hynoski, Steven Lampe, Lori P. Wachs and Francis J. Houghton, Jr. Mr. Heffern joined Delaware Management Company in 1997 and serves as a vice president and portfolio manager. Previously, he was a senior vice president, equity research at NatWest Securities Corporation's Specialty Financial Services unit. Prior to that, he was a principal and senior regional bank analyst at Alex. Brown & Sons. Mr. Bassett joined Delaware Management Company in 1997 and serves as a vice president and portfolio manager. Previously, he was employed by Morgan Stanley Asset Management's Emerging Growth Group, most recently as a vice president, where he analyzed small cap growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. Mr. Hynoski joined Delaware Management Company in 1998 and serves as a vice president and portfolio manager. Previously, he held the position of vice president with Bessemer Trust Company. Prior to that, he served as an analyst for Lord Abbett & Co. and Cowen Asset Management. Mr. Lampe joined Delaware Management Company in 1995 and serves as a vice president and portfolio manager. Previously, he was a tax/audit manager at Price Waterhouse. Ms. Wachs joined Delaware Management Company in 1992 and serves as a vice president and portfolio manager. Previously, she was an equity analyst at Goldman Sachs for two years. Mr. Houghton joined Delaware Management Company in 2000 and serves as a vice president and senior portfolio manager. Previously, he was president and a portfolio manager of Lynch & Mayer, Inc., a Delaware affiliate, since 1990.

UBS PACE INTERNATIONAL EQUITY INVESTMENTS. Martin Currie Inc. serves as investment advisor for this fund. Martin Currie Inc. is located at Saltire Court, 20 Castle Terrace, Edinburgh, Scotland EHI 2ES. Martin Currie Inc. and its affiliates are part of one of Scotland's leading independent investment management companies which, since its founding in 1881, has developed an expertise in equity investments. As of September 30, 2001, Martin Currie Inc. and its affiliates had over $8 billion in assets under management.

Martin Currie Inc. uses a team approach in the management of the fund's portfolio. The team is led by James Fairweather, who has served as chief investment officer of Martin Currie Inc. since 1997. Mr. Fairweather

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joined Martin Currie Inc. in 1984 and has served in various investment management capacities since then. He has held his fund responsibilities since its inception in August 1995.

UBS PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS. Schroder Investment Management North America Inc. serves as investment advisor for this fund. SIMNA is located at 787 Seventh Avenue, New York, New York 10019. SIMNA and its affiliates have developed an expertise in emerging markets investments. As of June 30, 2001, SIMNA had approximately $23.3 billion in assets under management. As of the same date, SIMNA's ultimate parent, Schroders plc, and its affiliates collectively had approximately $172.4 billion in assets under management.

All investment decisions for the fund are made by SIMNA's emerging markets investment committee. The investment committee consists of investment professionals with specific geographic or regional expertise, as well as members responsible for economic analysis and strategy and global stock and sector selection.

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                              DIVIDENDS AND TAXES

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DIVIDENDS

UBS PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS, UBS PACE INTERMEDIATE FIXED INCOME INVESTMENTS, UBS PACE STRATEGIC FIXED INCOME INVESTMENTS, UBS PACE MUNICIPAL FIXED INCOME INVESTMENTS AND UBS PACE GLOBAL FIXED INCOME INVESTMENTS normally declare and pay dividends monthly. These funds distribute substantially all of their gains, if any, annually.

UBS PACE LARGE CO VALUE EQUITY INVESTMENTS, UBS PACE LARGE CO GROWTH EQUITY INVESTMENTS, UBS PACE SMALL/ MEDIUM CO VALUE EQUITY INVESTMENTS, UBS PACE SMALL/ MEDIUM CO GROWTH EQUITY INVESTMENTS, UBS PACE INTERNATIONAL EQUITY INVESTMENTS AND UBS PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS normally declare and pay dividends annually. These funds distribute substantially all of their gains, if any, annually.

Classes with higher expenses are expected to have lower dividends. For example, Class B and Class C shares are expected to have the lowest dividends of any class of the fund's shares, while Class Y shares are expected to have the highest.
You will receive dividends in additional shares of the same fund unless you elect to receive them in cash. Contact your investment professional if you prefer to receive dividends in cash.

TAXES

UBS PACE MUNICIPAL FIXED INCOME INVESTMENTS seeks to pay dividends that are exempt from regular federal income tax. However, all or a portion of its dividends may be subject to state income taxes and its distributions of gains generally will be subject to both federal and state income taxes whether you receive them in additional fund shares or in cash. The fund also may pay dividends that are subject to the federal alternative minimum tax.

The dividends that you receive from the other funds generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold shares of these funds through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange a fund's shares for shares of another Family Fund, the transaction will be treated as a sale of the first fund's shares, and any gain will be subject to federal income tax.

Any distribution of capital gains may be taxed at a lower rate than ordinary income, depending on whether the fund held the assets that generated the gains for more than 12 months. Your fund will tell you annually how you should treat its dividends for tax purposes.

See the SAI for a more detailed discussion. Prospective shareholders are urged to consult their tax advisors.

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                              FINANCIAL HIGHLIGHTS

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The following financial highlights tables are intended to help you understand each fund's financial performance for the periods shown. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends).

This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' Annual Report to Shareholders. The Annual Report may be obtained without charge by calling toll free 1-800-647-1568.

                                                                        UBS PACE
                                                     GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS
                                             ---------------------------------------------------------------
                                              CLASS A           CLASS B           CLASS C           CLASS Y
                                             ---------         ---------         ---------         ---------
                                              FOR THE           FOR THE           FOR THE           FOR THE
                                              PERIOD            PERIOD            PERIOD            PERIOD
                                               ENDED             ENDED             ENDED             ENDED
                                             JULY 31,          JULY 31,          JULY 31,          JULY 31,
                                              2001(A)           2001(B)           2001(C)           2001(D)
                                             ---------         ---------         ---------         ---------
Net asset value, beginning of
period..............................         $   12.65         $   12.47         $   12.33         $   12.65
                                             ---------         ---------         ---------         ---------
Net investment income...............              0.39              0.47              0.49              0.39
Net realized and unrealized gains
from investment activities, options
and futures.........................              0.18              0.37              0.51              0.20
                                             ---------         ---------         ---------         ---------
Net increase from investment
operations..........................              0.57              0.84              1.00              0.59
                                             ---------         ---------         ---------         ---------
Dividends from net investment
income..............................             (0.38)            (0.48)            (0.49)            (0.40)
                                             ---------         ---------         ---------         ---------
Net asset value, end of period......         $   12.84         $   12.83         $   12.84         $   12.84
                                             =========         =========         =========         =========
Total investment return (1).........              4.61%             6.96%             8.26%             4.77%
                                             =========         =========         =========         =========
Ratios/Supplemental Data:
Net assets, end of period (000's)...         $ 224,837         $  13,175         $  57,745         $ 133,649
Expenses to average net assets, net
of fee waivers and expense
reimbursements......................              0.98%++++*        1.75%++++*        1.49%++++*        0.66%++++*
Expenses to average net assets,
before fee waivers and expense
reimbursements......................              1.14%++++*        1.90%++++*        1.70%++++*        0.84%++++*
Net investment income to average net
assets, net of fee waivers and
expense reimbursements..............              6.09%*            5.31%*            5.59%*            6.50%*
Net investment income to average net
assets, before fee waivers and
expense reimbursements..............              5.93%*            5.16%*            5.38%*            6.32%*
Portfolio turnover..................               631%              631%              631%              631%

-----------

   *  Annualized.
 ++++ Includes 0.01% of interest expense related to reverse repurchase agreements during the period ended July 31, 2001.
 (1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.
 (a)  For the period January 31, 2001 (reissuance of shares) through July 31,
      2001.
 (b)  For the period December 18, 2000 (commencement of issuance) through
      July 31, 2001.
 (c)  For the period December 4, 2000 (commencement of issuance) through
      July 31, 2001.
 (d)  For the period February 2, 2001 (commencement of issuance) through
      July 31, 2001.

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                               Prospectus Page 55

--------------------------------------------------------------------------------
                            ------------------------
                         UBS PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                            UBS PACE
                                             INTERMEDIATE FIXED INCOME INVESTMENTS
                                        ------------------------------------------------
                                         CLASS A      CLASS B      CLASS C      CLASS Y
                                        ---------    ---------    ---------    ---------
                                         FOR THE      FOR THE      FOR THE      FOR THE
                                         PERIOD       PERIOD       PERIOD       PERIOD
                                          ENDED        ENDED        ENDED        ENDED
                                        JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                         2001(A)      2001(B)      2001(C)      2001(D)
                                        ---------    ---------    ---------    ---------
Net asset value, beginning of
period..............................    $   12.16    $   12.03    $   11.92    $   12.16
                                        ---------    ---------    ---------    ---------
Net investment income...............         0.35         0.41         0.44         0.36
Net realized and unrealized gains
from investment activities..........         0.16         0.30         0.41         0.17
                                        ---------    ---------    ---------    ---------
Net increase from investment
operations..........................         0.51         0.71         0.85         0.53
                                        ---------    ---------    ---------    ---------
Dividends from net investment
income..............................        (0.35)       (0.41)       (0.44)       (0.36)
                                        ---------    ---------    ---------    ---------
Net asset value, end of period......    $   12.32    $   12.33    $   12.33    $   12.33
                                        =========    =========    =========    =========
Total investment return (1).........         4.24%        6.04%        7.20%        4.45%
                                        =========    =========    =========    =========
Ratios/Supplemental Data:
Net assets, end of period (000's)...    $ 157,341    $  15,168    $  19,529    $   3,613
Expenses to average net assets, net
of fee waivers and expense
reimbursements......................         0.97%*       1.74%*       1.48%*       0.71%*
Expenses to average net assets,
before fee waivers and expense
reimbursements......................         1.03%*       1.78%*       1.54%*       0.79%*
Net investment income to average net
assets, net of fee waivers and
expense reimbursements..............         5.77%*       4.99%*       5.26%*       5.96%*
Net investment income to average net
assets, before fee waivers and
expense reimbursements..............         5.71%*       4.95%*       5.20%*       5.88%*
Portfolio turnover..................           82%          82%          82%          82%

-----------

   *  Annualized.
 (1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.
 (a)  For the period January 31, 2001 (reissuance of shares) through July 31,
      2001.
 (b)  For the period December 14, 2000 (commencement of issuance) through
      July 31, 2001.
 (c)  For the period December 1, 2000 (commencement of issuance) through
      July 31, 2001.
 (d)  For the period February 2, 2001 (commencement of issuance) through
      July 31, 2001.

--------------------------------------------------------------------------------
                               Prospectus Page 56

--------------------------------------------------------------------------------
                            ------------------------
                         UBS PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                                        UBS PACE
                                                           STRATEGIC FIXED INCOME INVESTMENTS
                                             ---------------------------------------------------------------
                                              CLASS A           CLASS B           CLASS C           CLASS Y
                                             ---------         ---------         ---------         ---------
                                              FOR THE           FOR THE           FOR THE           FOR THE
                                              PERIOD            PERIOD            PERIOD            PERIOD
                                               ENDED             ENDED             ENDED             ENDED
                                             JULY 31,          JULY 31,          JULY 31,          JULY 31,
                                              2001(A)           2001(B)           2001(C)           2001(D)
                                             ---------         ---------         ---------         ---------
Net asset value, beginning of
period..............................         $   12.53         $   12.66         $   12.43         $   12.77
                                             ---------         ---------         ---------         ---------
Net investment income...............              0.47              0.30              0.43              0.36
Net realized and unrealized gains
from investment activities, futures,
swaps, options and foreign
currency............................              0.38              0.25              0.48              0.14
                                             ---------         ---------         ---------         ---------
Net increase from investment
operations..........................              0.85              0.55              0.91              0.50
                                             ---------         ---------         ---------         ---------
Dividends from net investment
income..............................             (0.47)            (0.30)            (0.43)            (0.36)
                                             ---------         ---------         ---------         ---------
Net asset value, end of period......         $   12.91         $   12.91         $   12.91         $   12.91
                                             =========         =========         =========         =========
Total investment return (1).........              6.93%             4.38%             7.43%             3.98%
                                             =========         =========         =========         =========
Ratios/Supplemental Data:
Net assets, end of period (000's)...         $  29,899         $  17,078         $  16,743         $     613
Expenses to average net assets, net
of fee waivers and expense
reimbursements......................              1.14%++++*        1.91%++++*        1.65%++++*        0.88%++++*
Expenses to average net assets,
before fee waivers and expense
reimbursements......................              1.21%++++*        1.96%++++*        1.71%++++*        0.97%++++*
Net investment income to average net
assets, net of fee waivers and
expense reimbursements..............              5.52%*            4.73%*            5.00%*            5.74%*
Net investment income to average net
assets, before fee waivers and
expense reimbursements..............              5.45%*            4.68%*            4.94%*            5.65%*
Portfolio turnover..................               519%              519%              519%              519%

-----------

   *  Annualized.
 ++++ Includes 0.03% of interest expense related to reverse repurchase agreements during the period ended July 31, 2001.
 (1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.
 (a)  For the period December 11, 2000 (commencement of issuance) through
      July 31, 2001.
 (b)  For the period January 30, 2001 (reissuance of shares) through July 31,
      2001.
 (c)  For the period December 1, 2000 (commencement of issuance) through
      July 31, 2001.
 (d)  For the period February 2, 2001 (commencement of issuance) through
      July 31, 2001.

--------------------------------------------------------------------------------
                               Prospectus Page 57

--------------------------------------------------------------------------------
                            ------------------------
                         UBS PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                            UBS PACE
                                               MUNICIPAL FIXED INCOME INVESTMENTS
                                        ------------------------------------------------
                                         CLASS A      CLASS B      CLASS C      CLASS Y
                                        ---------    ---------    ---------    ---------
                                         FOR THE      FOR THE      FOR THE      FOR THE
                                         PERIOD       PERIOD       PERIOD       PERIOD
                                          ENDED        ENDED        ENDED        ENDED
                                        JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                         2001(A)      2001(C)      2001(B)      2001(C)
                                        ---------    ---------    ---------    ---------
Net asset value, beginning of
period..............................    $   12.43    $   12.42    $   12.19    $   12.42
                                        ---------    ---------    ---------    ---------
Net investment income...............         0.26         0.19         0.31         0.24
Net realized and unrealized gains
from investment activities..........         0.09         0.10         0.33         0.10
                                        ---------    ---------    ---------    ---------
Net increase from investment
operations..........................         0.35         0.29         0.64         0.34
                                        ---------    ---------    ---------    ---------
Dividends from net investment
income..............................        (0.26)       (0.19)       (0.31)       (0.24)
                                        ---------    ---------    ---------    ---------
Net asset value, end of period......    $   12.52    $   12.52    $   12.52    $   12.52
                                        =========    =========    =========    =========
Total investment return (1).........         2.86%        2.32%        5.33%        2.72%
                                        =========    =========    =========    =========
Ratios/Supplemental Data:
Net assets, end of period (000's)...    $ 178,299    $  14,518    $  32,075    $     399
Expenses to average net assets, net
of fee waivers and expense
reimbursements......................         0.88%*       1.63%*       1.40%*       0.64%*
Expenses to average net assets,
before fee waivers and expense
reimbursements......................         1.01%*       1.76%*       1.53%*       0.83%*
Net investment income to average net
assets, net of fee waivers and
expense reimbursements..............         4.16%*       3.41%*       3.65%*       4.40%*
Net investment income to average net
assets, before fee waivers and
expense reimbursements..............         4.03%*       3.28%*       3.52%*       4.21%*
Portfolio turnover..................           68%          68%          68%          68%

-----------

   *  Annualized.
 (1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.
 (a)  For the period January 23, 2001 (commencement of issuance) through
      July 31, 2001.
 (b)  For the period December 4, 2000 (commencement of issuance) through
      July 31, 2001.
 (c)  For the period February 23, 2001 (commencement of issuance) through
      July 31, 2001.

--------------------------------------------------------------------------------
                               Prospectus Page 58

--------------------------------------------------------------------------------
                            ------------------------
                         UBS PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                            UBS PACE
                                                GLOBAL FIXED INCOME INVESTMENTS
                                        ------------------------------------------------
                                         CLASS A      CLASS B      CLASS C      CLASS Y
                                        ---------    ---------    ---------    ---------
                                         FOR THE      FOR THE      FOR THE      FOR THE
                                         PERIOD       PERIOD       PERIOD       PERIOD
                                          ENDED        ENDED        ENDED        ENDED
                                        JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                         2001(A)      2001(B)      2001(C)      2001(D)
                                        ---------    ---------    ---------    ---------
Net asset value, beginning of
  period............................    $   10.45    $   10.81    $   10.38    $   10.73
                                        ---------    ---------    ---------    ---------
Net investment income...............         0.30         0.18         0.26         0.27
Net realized and unrealized losses
  from investment activities,
  futures and foreign currency......        (0.18)       (0.54)       (0.11)       (0.46)
                                        ---------    ---------    ---------    ---------
Net increase (decrease) from
  investment operations.............         0.12        (0.36)        0.15        (0.19)
                                        ---------    ---------    ---------    ---------
Dividends from net investment
  income............................        (0.30)       (0.17)       (0.26)       (0.27)
                                        ---------    ---------    ---------    ---------
Net asset value, end of period......    $   10.27    $   10.28    $   10.27    $   10.27
                                        =========    =========    =========    =========
Total investment return (1).........         1.09%       (3.34)%       1.45%       (1.76)%
                                        =========    =========    =========    =========
Ratios/Supplemental Data:
Net assets, end of period (000's)...    $ 190,838    $   2,381    $  13,632    $   4,825
Expenses to average net assets, net
  of fee waivers and expense
  reimbursements....................         1.21%*       1.98%*       1.72%*       0.95%*
Expenses to average net assets,
  before fee waivers and expense
  reimbursements....................         1.41%*       2.55%*       1.90%*       1.08%*
Net investment income to average net
  assets, net of fee waivers and
  expense reimbursements............         4.42%*       3.61%*       3.91%*       4.69%*
Net investment income to average net
  assets, before fee waivers and
  expense reimbursements............         4.22%*       3.04%*       3.73%*       4.56%*
Portfolio turnover..................          270%         270%         270%         270%

-----------

   *  Annualized.
 (1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charge or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.
 (a)  For the period December 11, 2000 (commencement of issuance) through
      July 31, 2001.
 (b)  For the period February 5, 2001 (reissuance of shares) through July 31,
      2001.
 (c)  For the period December 1, 2000 (commencement of issuance) through
      July 31, 2001.
 (d)  For the period January 16, 2001 (commencement of issuance) through
      July 31, 2001.

--------------------------------------------------------------------------------
                               Prospectus Page 59

--------------------------------------------------------------------------------
                            ------------------------
                         UBS PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                            UBS PACE
                                               LARGE CO VALUE EQUITY INVESTMENTS
                                        ------------------------------------------------
                                         CLASS A      CLASS B      CLASS C      CLASS Y
                                        ---------    ---------    ---------    ---------
                                         FOR THE      FOR THE      FOR THE      FOR THE
                                         PERIOD       PERIOD       PERIOD       PERIOD
                                          ENDED        ENDED        ENDED        ENDED
                                        JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                         2001(A)      2001(A)      2001(A)      2001(B)
                                        ---------    ---------    ---------    ---------
Net asset value, beginning of
  period............................    $   16.76    $   16.76    $   16.76    $   17.15
                                        ---------    ---------    ---------    ---------
Net investment income (loss)........         0.04        (0.02)       (0.02)        0.06
Net realized and unrealized gains
  from investment activities and
  futures...........................         0.72         0.72         0.72         0.33
                                        ---------    ---------    ---------    ---------
Net increase from investment
  operations........................         0.76         0.70         0.70         0.39
                                        ---------    ---------    ---------    ---------
Net asset value, end of period......    $   17.52    $   17.46    $   17.46    $   17.54
                                        =========    =========    =========    =========
Total investment return (1).........         4.53%        4.18%        4.18%        2.27%
                                        =========    =========    =========    =========
Ratios/Supplemental Data:
Net assets, end of period (000's)...    $ 447,486    $ 131,700    $  76,977    $  39,612
Expenses to average net assets, net
  of fee waivers and expense
  reimbursements....................         1.13%*       1.90%*       1.89%*       0.85%*
Expenses to average net assets,
  before fee waivers and expense
  reimbursements....................         1.25%*       2.04%*       2.04%*       0.93%*
Net investment income (loss) to
  average net assets, net of fee
  waivers and expense
  reimbursements....................         0.54%*      (0.22)%*     (0.21)%*      0.80%*
Net investment income (loss) to
  average net assets, before fee
  waivers and expense
  reimbursements....................         0.42%*      (0.38)%*     (0.38)%*      0.72%*
Portfolio turnover..................          148%         148%         148%         148%

-----------

   *  Annualized.
 (1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.
 (a)  For the period November 27, 2000 (commencement of issuance) through
      July 31, 2001.
 (b)  For the period January 19, 2001 (commencement of issuance) through
      July 31, 2001.

--------------------------------------------------------------------------------
                               Prospectus Page 60

--------------------------------------------------------------------------------
                            ------------------------
                         UBS PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                            UBS PACE
                                               LARGE CO GROWTH EQUITY INVESTMENTS
                                        ------------------------------------------------
                                         CLASS A      CLASS B      CLASS C      CLASS Y
                                        ---------    ---------    ---------    ---------
                                         FOR THE      FOR THE      FOR THE      FOR THE
                                         PERIOD       PERIOD       PERIOD       PERIOD
                                          ENDED        ENDED        ENDED        ENDED
                                        JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                         2001(A)      2001(A)      2001(A)      2001(B)
                                        ---------    ---------    ---------    ---------
Net asset value, beginning of
period..............................    $   21.61    $   21.61    $   21.61    $   20.02
                                        ---------    ---------    ---------    ---------
Net investment loss.................        (0.05)       (0.15)       (0.14)       (0.02)
Net realized and unrealized losses
from investment activities..........        (4.70)       (4.66)       (4.66)       (3.12)
                                        ---------    ---------    ---------    ---------
Net decrease from investment
operations..........................        (4.75)       (4.81)       (4.80)       (3.14)
                                        ---------    ---------    ---------    ---------
Net asset value, end of period......    $   16.86    $   16.80    $   16.81    $   16.88
                                        =========    =========    =========    =========
Total investment return (1).........       (21.98)%     (22.26)%     (22.21)%     (15.63)%
                                        =========    =========    =========    =========
Ratios/Supplemental Data:
Net assets, end of period (000's)...    $ 208,102    $  29,814    $  25,005    $  29,634
Expenses to average net assets, net
of fee waivers and expense
reimbursements......................         1.11%*       1.88%*       1.87%*       0.85%*
Expenses to average net assets,
before fee waivers and expense
reimbursements......................         1.25%*       2.09%*       2.07%*       0.91%*
Net investment loss to average net
assets, net of fee waivers and
expense reimbursements..............        (0.54)%*     (1.32)%*     (1.31)%*     (0.27)%*
Net investment loss to average net
assets, before fee waivers and
expense reimbursements..............        (0.68)%*     (1.53)%*     (1.51)%*     (0.33)%*
Portfolio turnover..................           64%          64%          64%          64%

-----------

   *  Annualized.
 (1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.
 (a)  For the period November 27, 2000 (commencement of issuance) through
      July 31, 2001.
 (b)  For the period February 23, 2001 (reissuance of shares) through
      July 31, 2001.

--------------------------------------------------------------------------------
                               Prospectus Page 61

--------------------------------------------------------------------------------
                            ------------------------
                         UBS PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                            UBS PACE
                                            SMALL/MEDIUM CO VALUE EQUITY INVESTMENTS
                                        ------------------------------------------------
                                         CLASS A      CLASS B      CLASS C      CLASS Y
                                        ---------    ---------    ---------    ---------
                                         FOR THE      FOR THE      FOR THE      FOR THE
                                         PERIOD       PERIOD       PERIOD       PERIOD
                                          ENDED        ENDED        ENDED        ENDED
                                        JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                         2001(A)      2001(B)      2001(A)      2001(C)
                                        ---------    ---------    ---------    ---------
Net asset value, beginning of
period..............................    $   13.91    $   13.86    $   13.91    $   13.69
                                        ---------    ---------    ---------    ---------
Net investment income (loss)........         0.03        (0.03)       (0.03)        0.05
Net realized and unrealized gains
from investment activities..........         3.06         3.11         3.06         3.28
                                        ---------    ---------    ---------    ---------
Net increase from investment
operations..........................         3.09         3.08         3.03         3.33
                                        ---------    ---------    ---------    ---------
Net asset value, end of period......    $   17.00    $   16.94    $   16.94    $   17.02
                                        =========    =========    =========    =========
Total investment return (1).........        22.21%       22.22%       21.78%       24.32%
                                        =========    =========    =========    =========
Ratios/Supplemental Data:
Net assets, end of period (000's)...    $  46,241    $  12,811    $  13,741    $   1,699
Expenses to average net assets, net
of fee waivers and expense
reimbursements......................         1.26%*       2.03%*       2.02%*       1.00%*
Expenses to average net assets,
before fee waivers and expense
reimbursements......................         1.28%*       2.05%*       2.06%*       1.03%*
Net investment income (loss) to
average net assets, net of fee
waivers and expense reimbursements..         0.41%*      (0.37)%*     (0.36)%*      0.67%*
Net investment income (loss) to
average net assets, before fee
waivers and expense
reimbursements......................         0.39%*      (0.39)%*     (0.40)%*      0.64%*
Portfolio turnover..................           72%          72%          72%          72%

-----------

   *  Annualized.
 (1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.
 (a)  For the period November 27, 2000 (commencement of issuance) through
      July 31, 2001.
 (b)  For the period November 28, 2000 (commencement of issuance) through
      July 31, 2001.
 (c)  For the period December 20, 2000 (commencement of issuance) through
      July 31, 2001.

--------------------------------------------------------------------------------
                               Prospectus Page 62

--------------------------------------------------------------------------------
                            ------------------------
                         UBS PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                            UBS PACE
                                           SMALL/MEDIUM CO GROWTH EQUITY INVESTMENTS
                                        ------------------------------------------------
                                         CLASS A      CLASS B      CLASS C      CLASS Y
                                        ---------    ---------    ---------    ---------
                                         FOR THE      FOR THE      FOR THE      FOR THE
                                         PERIOD       PERIOD       PERIOD       PERIOD
                                          ENDED        ENDED        ENDED        ENDED
                                        JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                         2001(A)      2001(A)      2001(A)      2001(B)
                                        ---------    ---------    ---------    ---------
Net asset value, beginning of
period..............................    $   17.19    $   17.19    $   17.19    $   14.93
                                        ---------    ---------    ---------    ---------
Net investment loss.................        (0.04)       (0.09)       (0.09)       (0.02)
Net realized and unrealized losses
from investment activities..........        (3.50)       (3.50)       (3.50)       (1.23)
                                        ---------    ---------    ---------    ---------
Net decrease from investment
operations..........................        (3.54)       (3.59)       (3.59)       (1.25)
                                        ---------    ---------    ---------    ---------
Net asset value, end of period......    $   13.65    $   13.60    $   13.60    $   13.68
                                        =========    =========    =========    =========
Total investment return (1).........       (20.59)%     (20.88)%     (20.88)%      (8.37)%
                                        =========    =========    =========    =========
Ratios/Supplemental Data:
Net assets, end of period (000's)...    $  89,283    $  16,620    $  13,654    $     390
Expenses to average net assets, net
of fee waivers and expense
reimbursements......................         1.21%*       1.98%*       1.97%*       0.95%*
Expenses to average net assets,
before fee waivers and expense
reimbursements......................         1.29%*       2.12%*       2.09%*       1.13%*
Net investment loss to average net
assets, net of fee waivers and
expense reimbursements..............        (0.56)%*     (1.24)%*     (1.24)%*     (0.26)%*
Net investment loss to average net
assets, before fee waivers and
expense reimbursements..............        (0.64)%*     (1.38)%*     (1.36)%*     (0.44)%*
Portfolio turnover..................           68%          68%          68%          68%

-----------

   *  Annualized.
 (1) Total investment return is calculated assuming assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.
 (a)  For the period November 27, 2000 (commencement of issuance) through
      July 31, 2001.
 (b)  For the period February 12, 2001 (commencement of issuance) through
      July 31, 2001.

--------------------------------------------------------------------------------
                               Prospectus Page 63

--------------------------------------------------------------------------------
                            ------------------------
                         UBS PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                            UBS PACE
                                                INTERNATIONAL EQUITY INVESTMENTS
                                        ------------------------------------------------
                                         CLASS A      CLASS B      CLASS C      CLASS Y
                                        ---------    ---------    ---------    ---------
                                         FOR THE      FOR THE      FOR THE      FOR THE
                                         PERIOD       PERIOD       PERIOD       PERIOD
                                          ENDED        ENDED        ENDED        ENDED
                                        JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                         2001(A)      2001(A)      2001(A)      2001(B)
                                        ---------    ---------    ---------    ---------
Net asset value, beginning of
period..............................    $   15.25    $   15.25    $   15.25    $   14.96
                                        ---------    ---------    ---------    ---------
Net investment income...............         0.08         0.02         0.02         0.04
Net realized and unrealized losses
from investment activities and
foreign currency....................        (2.75)       (2.74)       (2.74)       (2.41)
                                        ---------    ---------    ---------    ---------
Net decrease from investment
operations..........................        (2.67)       (2.72)       (2.72)       (2.37)
                                        ---------    ---------    ---------    ---------
Net asset value, end of period......    $   12.58    $   12.53    $   12.53    $   12.59
                                        =========    =========    =========    =========
Total investment return (1).........       (17.51)%     (17.84)%     (17.84)%     (15.84)%
                                        =========    =========    =========    =========
Ratios/Supplemental Data:
Net assets, end of period (000's)...    $ 143,163    $   4,630    $  13,304    $  45,414
Expenses to average net assets, net
of fee waivers and expense
reimbursements......................         1.40%*       2.17%*       2.16%*       1.14%*
Expenses to average net assets,
before fee waivers and expense
reimbursements......................         1.50%*       2.43%*       2.31%*       1.19%*
Net investment income to average net
assets, net of fee waivers and
expense reimbursements..............         1.10%*       0.29%*       0.34%*       1.11%*
Net investment income to average net
assets, before fee waivers and
expense reimbursements..............         1.00%*       0.03%*       0.19%*       1.06%*
Portfolio turnover..................           60%          60%          60%          60%

-----------

   *  Annualized.
 (1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.
 (a)  For the period November 27, 2000 (commencement of issuance) through
      July 31, 2001.
 (b)  For the period January 17, 2001 (commencement of issuance) through
      July 31, 2001.

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                               Prospectus Page 64

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                            ------------------------
                         UBS PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                            UBS PACE
                                             INTERNATIONAL EMERGING MARKETS EQUITY
                                                          INVESTMENTS
                                        ------------------------------------------------
                                         CLASS A      CLASS B      CLASS C      CLASS Y
                                        ---------    ---------    ---------    ---------
                                         FOR THE      FOR THE      FOR THE      FOR THE
                                         PERIOD       PERIOD       PERIOD       PERIOD
                                          ENDED        ENDED        ENDED        ENDED
                                        JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                         2001(A)      2001(B)      2001(C)      2001(D)
                                        ---------    ---------    ---------    ---------
Net asset value, beginning of
period..............................    $    9.82    $    9.14    $    9.13    $   10.00
                                        ---------    ---------    ---------    ---------
Net investment income...............         0.04         0.01         0.01         0.05
Net realized and unrealized losses
from investment activities and
foreign currency....................        (1.85)       (1.17)       (1.16)       (2.03)
                                        ---------    ---------    ---------    ---------
Net decrease from investment
operations..........................        (1.81)       (1.16)       (1.15)       (1.98)
                                        ---------    ---------    ---------    ---------
Net asset value, end of period......    $    8.01    $    7.98    $    7.98    $    8.02
                                        =========    =========    =========    =========
Total investment return (1).........       (18.43)%     (12.69)%     (12.60)%     (19.80)%
                                        =========    =========    =========    =========
Ratios/Supplemental Data:
Net assets, end of period (000's)...    $   8,219    $   7,310    $   4,105    $     549
Expenses to average net assets, net
of fee waivers and expense
reimbursements......................         1.76%*       2.53%*       2.52%*       1.50%*
Expenses to average net assets,
before fee waivers and expense
reimbursements......................         2.06%*       2.85%*       2.92%*       1.93%*
Net investment income to average net
assets, net of fee waivers and
expense reimbursements..............         0.87%*       0.11%*       0.16%*       1.11%*
Net investment income (loss) to
average net assets, before fee
waivers and expense
reimbursements......................         0.57%*      (0.21)%*     (0.24)%*      0.68%*
Portfolio turnover..................          121%         121%         121%         121%

-----------

   *  Annualized.
 (1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for period of less than one year has not been annualized.
 (a)  For the period December 11, 2000 (commencement of issuance) through
      July 31, 2001.
 (b)  For the period December 22, 2000 (commencement of issuance) through
      July 31, 2001.
 (c)  For the period December 1, 2000 (commencement of issuance) through
      July 31, 2001.
 (d)  For the period February 9, 2001 (commencement of issuance) through
      July 31, 2001.

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                               Prospectus Page 65

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                            ------------------------
                         UBS PACE Select Advisors Trust

         TICKER SYMBOLS
         UBS PACE Government Securities Fixed
           Income Investments Class:
                  A: PFXAX    B: PFXBX    C: PFXCX    Y: PFXYX
         UBS PACE Intermediate Fixed Income
           Investments Class:
                  A: PIFAX    B: PIFBX    C: PIICX    Y: PIFYX
         UBS PACE Strategic Fixed Income
           Investments Class:
                  A: PBNAX    B: PBNBX    C: PBNCX    Y: PSFYX
         UBS PACE Municipal Fixed Income
           Investments Class:
                  A: PMUAX    B: PFIBX    C: PMUCX    Y: PMUYX
         UBS PACE Global Fixed Income Investments
           Class:
                  A: PWFAX    B: PWFBX    C: PWFCX    Y: PWFYX
         UBS PACE Large Co Value Equity Investments
           Class:
                  A: PCPAX    B: PCPBX    C: PLVCX    Y: PLVYX
         UBS PACE Large Co Growth Equity
           Investments Class:
                  A: PLAAX    B: PLABX    C: PLACX    Y: PLAYX
         UBS PACE Small/Medium Co Value Equity
           Investments Class:
                  A: PEVAX    B: PEVBX    C: PEVCX    Y: PVEYX
         UBS PACE Small/Medium Co Growth Equity
           Investments Class:
                  A: PQUAX    B: PUMBX    C: PUMCX    Y: PUMYX
         UBS PACE International Equity Investments
           Class:
                  A: PWGAX    B: PWGBX    C: PWGCX    Y: PWIYX
         UBS PACE International Emerging Markets
           Equity Investments Class:
                  A: PWEAX    B: PWEBX    C: PWECX    Y: PWEYX

     If you want more information about the funds, the following documents are available free upon request:

     ANNUAL/SEMI-ANNUAL REPORTS:

     Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI):

     The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

     You may discuss your questions about the funds by contacting your investment professional. You may obtain free copies of the funds' annual and semi-annual reports and the SAI by contacting the funds directly at 1-800-647-1568.

     You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get copies of reports and other information about the funds:

     - For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

     - Free from the EDGAR Database on the SEC's Internet website at: http://www.sec.gov

[Logo--Three keys design for UBS Global Asset Management]
UBS PACE Select Advisors Trust
Investment Company Act File No. 811-8764

     -C- 2002 UBS Global Asset Management (US) Inc. All rights reserved.

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